File No. 333-35211

               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 3

                               TO
                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

                             FT 217
          BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES 1
                  ENERGY GROWTH TRUST SERIES 3
                 INTERNET GROWTH TRUST SERIES 3
            INVESTMENT SERVICES GROWTH TRUST SERIES 2
                  RETAIL GROWTH TRUST SERIES 2
                  SMALL-CAP GROWTH TRUST SERIES
                      (Exact Name of Trust)

                      NIKE SECURITIES L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)


          NIKE SECURITIES L.P.      CHAPMAN AND CUTLER
          Attn:  James A. Bowen     Attn:  Eric F. Fess
          1001 Warrenville Road     111 West Monroe Street
          Lisle, Illinois  60532    Chicago, Illinois  60603

        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:    :  immediately upon filing pursuant to paragraph (b)
:  x :  November 30, 1999
:    :  60 days after filing pursuant to paragraph (a)
:    :  on (date) pursuant to paragraph (a) of rule (485 or 486)

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES
                                446,799 UNITS


PROSPECTUS
Part One
Dated November 24, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Blue Chip International Growth Trust Series (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by foreign companies. At October 18, 1999, each Unit represented a 1/446,799 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At October 18, 1999, the Public Offering Price per Unit was $13.139 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        446,799
Fractional Undivided Interest in the Trust per Unit                  1/446,799
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $5,601,856
  Aggregate Value of Securities per Unit                               $12.538
  Income and Principal cash in the Portfolio                           $35,432
  Income and Principal cash per Unit                                     $.079
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.522
  Public Offering Price per Unit                                       $13.139
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.522 less than the Public Offering Price
  per Unit)                                                            $12.617

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $3,084 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217
Blue Chip International Growth Trust Series


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Blue Chip International Growth Trust Series as of July 31, 1999, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Blue Chip International Growth Trust Series at July 31, 1999, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 5, 1999

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1999


                                    ASSETS

Securities, at market value (cost, $4,431,368)
  (Note 1)                                                        $5,636,637
Dividends receivable                                                   3,405
Unamortized deferred organization and offering costs                   9,884
Cash                                                                  10,990
                                                                  __________
                                                                   5,660,916

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    1,234
Unit redemptions payable                                                 212
                                                                   _________
                                                                       1,446
                                                                   _________

Net assets, applicable to 460,803 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $4,431,368
  Net unrealized appreciation (Note 2)                1,205,269
  Distributable funds                                   262,491
  Less deferred sales charges paid (Note 3)           (239,658)
                                                     __________

                                                                  $5,659,470
                                                                  ==========

Net asset value per unit                                             $12.282
                                                                  ==========



               See accompanying notes to financial statements.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                     PORTFOLIO - See notes to portfolio.

                                July 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

      3,978         BASF AG (ADR)                                      178,175
      3,678         Bayer AG (ADR)                                     157,970
      1,615         BP Amoco Plc (formerly British
                      Petroleum Plc (ADR)                              187,138
      6,551         The Broken Hill Proprietary Company (ADR)          144,941
      6,907 (1)     Cadbury Schweppes Plc (ADR)                        177,427
      3,179         Diageo Plc (ADR)                                   130,339
      1,946         Daimler Chrysler AG (formerly
                      Daimler-Benz AG) (ADR)                           140,598
      2,391         ENI SpA (ADR)                                      145,703
      6,037         LM Ericsson (ADR)                                  193,564
      2,658 (2)     HSBC Holdings Plc (ADR)                            160,145
      1,610         Hitachi Ltd. (ADR)                                 161,201
      2,063         Honda Motor Co., Ltd. (ADR)                        177,548
      3,173         ING Groep NV (ADR)                                 161,426
      3,581 (3)     LVMH Moet Hennessy Louis Vuitton (ADR)             201,431
      2,392         NEC Corporation (ADR)                              184,782
      2,065         Nestle SA (ADR)                                    202,762
      6,195 (1)     Oy Nokia AB (ADR)                                  526,965
      1,906         Novartis AG (ADR)                                  137,480
      1,796         Philips Electronics N.V.                           181,622
      1,652         Roche Holding AG (ADR)                             182,463
      2,652         Royal Dutch Petroleum Company N.V.                 161,772
      6,057         SAP AG (ADR)                                       191,934
      3,369 (1)     ST Microelectronics NV (ADR)                       237,514
      2,147         Siemens AG (ADR)                                   174,594
      3,024         SmithKline Beecham (ADR)                           181,632
      1,566         Sony Corporation (ADR)                             196,044
      5,148 (4)     Telefonica de Espana SA (ADR)                      245,817
      2,720         Total SA (ADR)                                     173,060
      2,518         Unilever N.V.                                      175,945
      4,059         YPF Sociedad Anonima (ADR)                         164,645
                                                                    __________

                    Total investments                               $5,636,637
                                                                    ==========



                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                              NOTES TO PORTFOLIO

                                July 31, 1999


(1)   The number of shares reflects the effect of a two for one stock split.

(2)   The number of shares reflects the effect of a six for one stock split.

(3)   The number of shares reflects the effect of a 10% stock dividend.

(4) The number of shares reflects the effects of two 2% stock dividends and a three for one stock split.


               See accompanying notes to financial statements.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                    Year ended      July 31,
                                                  July 31, 1999       1998

Dividends                                            $115,316        109,401

Expenses:
  Trustee's fees and related expenses                (11,949)        (5,302)
  Evaluator's fees                                    (2,051)        (1,181)
  Supervisory fees                                    (2,434)        (1,456)
  Administrative fees                                   (695)          (416)
  Amortization of organization and offering costs     (3,084)        (2,450)
                                                     _______________________
  Total expenses                                     (20,213)       (10,805)
                                                     _______________________
    Investment income - net                            95,103         98,596

Net gain (loss) on investments:
  Net realized gain (loss)                            326,470        (7,276)
  Change in net unrealized appreciation
    or depreciation                                   255,014        950,255
                                                     _______________________
                                                      581,484        942,979
                                                     _______________________
Net increase in net assets resulting
  from operations                                    $676,587      1,041,575
                                                     =======================


               See accompanying notes to financial statements.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                    Year ended      July 31,
                                                  July 31, 1999       1998

Net increase in net assets resulting
    from operations:
  Investment income - net                             $95,103         98,596
  Net realized gain (loss) on investments             326,470        (7,276)
  Change in net unrealized appreciation
    or depreciation on investments                    255,014        950,255
                                                   _________________________
                                                      676,587      1,041,575

Units issued (65,363 and 676,529 units in 1999
  and 1998, respectively, net of deferred sales
  charges of $9,151 and $225,257 in 1999 and
  1998, respectively)                                 683,113      6,523,195
Units redeemed (296,089 units in 1999)            (3,271,259)              -

Distributions to unit holders:
  Investment income - net                            (67,407)       (69,587)
  Principal from investment transactions                    -              -
                                                   _________________________
                                                     (67,407)       (69,587)
                                                   _________________________
Total increase (decrease) in net assets           (1,978,966)      7,495,183

Net assets:
  At the beginning of the period (representing
  691,529 and 15,000 units outstanding at
  July 31, 1998 and October 15, 1997,
  respectively)                                     7,638,436        143,253
                                                   _________________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $262,491 and $134,868 at July 31,
    1999 and 1998, respectively)                   $5,659,470      7,638,436
                                                   =========================

Trust units outstanding at the end of
  the period                                          460,803        691,529



               See accompanying notes to financial statements.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $15,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1999 follows:

               Unrealized appreciation                         $1,271,179
               Unrealized depreciation                           (65,910)
                                                               __________

                                                               $1,205,269
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                               Period from
                                                               the Initial
                                                                 Date of
                                                                Deposit,
                                                               October 15,
                                                                 1997, to
                                               Year ended        July 31,
                                             July 31, 1999         1998

Dividend income                                   $.185            .218
Expenses                                          (.032)          (.021)
                                                _______________________
    Investment income - net                        .153            .197

Distributions to unit holders:
  Investment income - net                         (.122)          (.116)
  Principal from investment transactions              -               -

Net gain (loss) on investments                    1.205           1.415
                                                _______________________
    Total increase (decrease) in net assets       1.236           1.496

Net assets:
  Beginning of the period                        11.046           9.550
                                                _______________________

  End of the period                             $12.282          11.046
                                                =======================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (623,377 and 500,970 units in 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.037 per unit to 695,396 units on December 31, 1998, approximately $.085 per unit to 486,645 units on June 30, 1999, approximately $.004 per unit to 409,187 units on December 31, 1997 and approximately $.112 per unit to 609,144 units on June 30, 1998. The Net gain (loss) on investments per unit during each period includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 217
                 BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3
                               30,488,453 UNITS


PROSPECTUS
Part One
Dated November 24, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Energy Growth Trust, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by energy companies. At October 18, 1999, each Unit represented a 1/30,488,453 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At October 18, 1999, the Public Offering Price per Unit was $5.922 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                     30,488,453
Fractional Undivided Interest in the Trust per Unit               1/30,488,453
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                  $172,955,149
  Aggregate Value of Securities per Unit                                $5.673
  Income and Principal cash in the Portfolio                          $392,003
  Income and Principal cash per Unit                                     $.013
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.236
  Public Offering Price per Unit                                        $5.922
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.236 less than the Public Offering Price
  per Unit)                                                             $5.686

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $16,684 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                     THIS PAGE INTENTIONALLY LEFT BLANK.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Energy Growth Trust, Series 3


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Energy Growth Trust, Series 3 as of July 31, 1999, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Energy Growth Trust, Series 3 at July 31, 1999, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 5, 1999

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1999


                                    ASSETS

Securities, at market value (cost, $255,697,169)
  (Note 1)                                                      $210,584,132
Dividends receivable                                                 219,189
Unamortized deferred organization and offering costs                  53,478
Receivable from investment transactions                              492,822
                                                                ____________
                                                                 211,349,621

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                   82,479
Cash overdraft                                                        52,527
Unit redemptions payable                                             533,352
                                                                 ___________
                                                                     668,358
                                                                 ___________


Net assets, applicable to 33,336,450 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                    $255,697,169
  Net unrealized depreciation (Note 2)             (45,113,037)
  Distributable funds                                12,870,538
  Less deferred sales charges paid (Note 3)        (12,773,407)
                                                   ____________

                                                                $210,681,263
                                                                ============

Net asset value per unit                                              $6.320
                                                                ============


               See accompanying notes to financial statements.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                PORTFOLIO - See notes to financial statements.

                                July 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Oil and Gas - Drilling
    193,905         Diamond Offshore Drilling
                                                                    $6,204,960
    289,885         Ensco International Inc.                         5,924,670
    359,382         Global Marine, Inc.                              6,019,648
    282,806         Nabors Industries Inc.                           6,593,056
    348,876         Noble Drilling Corporation                       7,915,299
    318,388         R&B Falcon Corporation                           3,203,938
    321,025         Rowan Companies, Inc.                            6,039,443
    218,519         Transocean Offshore Inc.                         6,705,912

                    Oil and Gas - Exploration and Production
    278,325         Noble Affiliates, Inc.                           8,141,006
    270,375         Nuevo Energy Company                             4,241,643

                    Oil - Field Services
    303,024         BJ Services Co.                                  9,261,323
    570,955         Global Industries, Ltd.                          6,280,505
    143,353         Schlumberger Industries, Inc.                    8,681,887
    190,712         Tidewater Inc.                                   6,305,511
    378,772         Tuboscope Inc.                                   5,681,580
    281,705         Veritas DGC Inc.                                 5,035,477
    217,300         Weatherford International, Inc.
                      (formerly EVI Weatherford, Inc.)               8,515,552

                    Oil - Integrated
    135,297         BP Amoco Plc (Formerly British
                      Petroleum Plc) (ADR)                          15,677,540
    163,882         Mobil Corporation                               16,756,935
    215,274         Royal Dutch Petroleum Company N.V.              13,131,714
    221,768         Total SA (ADR)                                  14,109,989
    333,398         USX-Marathon Corporation                        10,126,964
    332,667         YPF Sociedad Anonima (ADR)                      13,493,972

                    Oil - Refining and Marketing
    604,743         Giant Industries, Inc.                           7,030,137
    360,397         Tosco Corporation                                9,505,471
                                                                  ____________

                    Total investments                             $210,584,132
                                                                  ============


                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                   Year ended       July 31,
                                                 July 31, 1999        1998

Dividends                                          $2,380,729      1,429,403

Expenses:
  Trustee's fees and related expenses               (403,213)      (187,364)
  Evaluator's fees                                  (118,744)       (38,197)
  Supervisory fees                                  (136,507)       (52,098)
  Administrative fees                                (39,002)       (14,885)
  Amortization of organization
    and offering costs                               (16,684)       (13,256)
                                                  __________________________
  Total expenses                                    (714,150)      (305,800)
                                                  __________________________
    Investment income - net                         1,666,579      1,123,603

Net gain (loss) on investments:
  Net realized gain (loss)                       (20,811,353)    (1,301,061)
  Change in net unrealized appreciation
    or depreciation                                30,325,407   (75,438,444)
                                                  __________________________
                                                    9,514,054   (76,739,505)
                                                  __________________________
Net increase (decrease) in net assets
  resulting from operations                       $11,180,633   (75,615,902)
                                                  ==========================


               See accompanying notes to financial statements.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Period from
                                                                 the Initial
                                                                   Date of
                                                                   Deposit,
                                                                 October 15,
                                                                   1997, to
                                                   Year ended      July 31,
                                                 July 31, 1999       1998

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                          $1,666,579      1,123,603
  Net realized gain (loss) on investments        (20,811,353)    (1,301,061)
  Change in net unrealized appreciation
    or depreciation on investments                 30,325,407   (75,438,444)
                                                 ___________________________
                                                   11,180,633   (75,615,902)

Units issued (40,353,995 units in 1998, net
  of deferred sales charges of $12,768,109)                 -    314,482,793
Units redeemed (7,032,683 units in 1999)         (37,196,856)              -

Distributions to unit holders:
  Investment income - net                         (1,566,240)      (747,732)
  Principal from investment transactions                    -              -
                                                 ___________________________
                                                  (1,566,240)      (747,732)
                                                 ___________________________
Total increase (decrease) in net assets           (27,582,463    238,119,159

Net assets:
  At the beginning of the period(representing
    40,369,133 and 15,138 units outstanding
    at July 31, 1998 and October 15, 1997,
    respectively)                                 238,263,726        144,567
                                                 ___________________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $12,870,538 and $7,000,026
    at July 31, 1999 and 1998, respectively)     $210,681,263    238,263,726
                                                 ===========================

Trust units outstanding at the end of
  the period                                       33,336,450     40,369,133



               See accompanying notes to financial statements.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $83,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at July 31, 1999 follows:

               Unrealized depreciation                      $(58,789,741)
               Unrealized appreciation                        13,676,704
                                                            ____________

                                                            $(45,113,037)
                                                            ============

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                  Year ended        July 31,
                                                July 31, 1999         1998

Dividend income                                      $.063            .085
Expenses                                             (.019)          (.018)
                                                    _______________________
    Investment income - net                           .044            .067

Distributions to unit holders:
  Investment income - net                            (.042)          (.029)
  Principal from investment transactions                -                -

Net gain (loss) on investments                        .416          (3.686)
                                                    _______________________
    Total increase (decrease) in net assets           .418          (3.648)

Net assets:
  Beginning of the period                            5.902           9.550
                                                    _______________________

  End of the period                                 $6.320           5.902
                                                    =======================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (37,938,426 and 16,770,559 units in 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.020 per unit to 39,478,616 units on December 31, 1998, approximately $.022 per unit to 35,099,819 units on June 30, 1999, approximately $.006 per unit to 4,588,022 units on December 31, 1997 and approximately $.023 per unit to 30,895,328 units on June 30, 1998. The Net gain (loss) on investments per unit during the period ended July 31, 1998 includes the effects of changes arising from issuance of 40,353,995 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,138 units ($9.550 per unit) on October 15, 1997.

                                    FT 217
                        ENERGY GROWTH TRUST, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3
                               19,589,820 UNITS


PROSPECTUS
Part One
Dated November 24, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Internet Growth Trust, Series 3 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which, in the opinion of the Sponsor as of the Initial Date of Deposit, may benefit from the rapid growth of the digital interactive web, commonly referred to as the Internet. At October 18, 1999, each Unit represented a 1/19,589,820 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At October 18, 1999, the Public Offering Price per Unit was $20.411 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________


                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                     19,589,820
Fractional Undivided Interest in the Trust per Unit               1/19,589,820
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                  $384,866,147
  Aggregate Value of Securities per Unit                               $19.646
  Income and Principal cash (overdraft) in the Portfolio          $(1,063,112)
  Income and Principal cash (overdraft) per Unit                       $(.054)
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.819
  Public Offering Price per Unit                                       $20.411
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.819 less than the Public Offering Price
  per Unit)                                                            $19.592

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                         $45,778 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Internet Growth Trust, Series 3


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Internet Growth Trust, Series 3 as of July 31, 1999, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Internet Growth Trust, Series 3 at July 31, 1999, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with generally accepted accounting principles.



                                                       ERNST & YOUNG LLP
Chicago, Illinois
November 5, 1999

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1999


                                    ASSETS

Securities, at market value (cost, $180,587,381)
  (Note 1)                                                      $380,898,337
Dividends receivable                                                  15,026
Receivable from investment transactions                              823,422
Unamortized deferred organization and offering costs                 146,738
                                                                ____________
                                                                 381,883,523

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                   51,390
Cash overdraft                                                     1,047,083
Unit redemptions payable                                             794,049
                                                                 ___________
                                                                   1,892,522
                                                                 ___________

Net assets, applicable to 20,412,724 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                    $180,587,381
  Net unrealized appreciation (Note 2)              200,310,956
  Distributable funds                                10,601,356
  Less deferred sales charges paid (Note 3)        (11,508,692)
                                                   ____________

                                                                $379,991,001
                                                                ============

Net asset value per unit                                             $18.615
                                                                ============


               See accompanying notes to financial statements.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                     PORTFOLIO - See notes to portfolio.

                                July 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

                    Access/Information Providers
    953,832 (1)     America Online, Inc.                           $90,733,269
    204,268         First Data Corporation                          10,124,135
    206,471         MCI WorldCom, Inc. (Class A)
                      (formerly World.Com, Inc. (Class A))          17,033,858

                    Communications Equipment
    218,172         ADC Telecommunications, Inc.                     9,708,654
    751,323 (2)     Lucent Technologies, Inc.                       48,883,328
    286,883         PairGain Technologies, Inc.                      2,707,602
    266,173 (3)     Tellabs, Inc.                                   16,386,408

                    Computer Networking
    144,665         3Com Corporation                                 3,490,043
    440,256 (4)     Cisco Systems, Inc.                             27,350,904
    120,192         Newbridge Networks Corporation                   3,192,660
    118,751 (5)     Nortel Networks, Inc.                           10,524,307

                    Computers
    209,719         Compaq Computer Corporation                      5,033,256
    633,560 (6)     Dell Computer Corporation                       25,896,765
    115,265         Hewlett-Packard Company                         12,066,862
    337,242 (3)     Sun Microsystems, Inc.                          22,890,301

                    Semiconductors
    170,504 (3)     Intel Corporation                               11,764,776
    232,525         Smart Modular Technologies, Inc.                 4,330,778

                    Software
    238,089         BMC Software, Inc.                              12,827,045
    155,137         Computer Associates International, Inc.          7,116,910
    228,540 (3)     Microsoft Corporation                           19,611,703
    193,685         Network Associates, Inc.                         3,389,488
    324,317 (7)     Oracle Corporation                              12,344,478
    256,206         PeopleSoft, Inc.                                 3,490,807
                                                                  ____________

                    Total investments                             $380,898,337
                                                                  ============



                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                              NOTES TO PORTFOLIO

                                July 31, 1999


(1) In March 1999, Netscape Communications Corporation (Netscape), one of the Trust's original holdings, was acquired by America OnLine, Inc.
      (AOL), which was also one of the Trust's original holdings. Each shareholder of Netscape received .90 shares of AOL for each share of Netscape held. Additionally, AOL effected two two for one stock splits prior to the acquisition.

(2) In June 1999, Ascend Communications, Inc. (Ascend), one of the Trusts original holdings, was acquired by Lucent Technologies, Inc. (Lucent), which was also one of the Trust's original holdings. Each shareholder of Ascend received 1.65 shares of Lucent for each share of Ascend held.

(3)   The number of shares reflects the effect of a two for one stock split.

(4) The number of shares reflects the effect of a three for two stock split and a two for one stock split.

(5) In September 1998, Bay Networks, Inc. (Bay), one of the Trust's original holdings, was acquired by Nortel Networks, Inc. (Nortel). Each shareholder of Bay received .60 shares of Nortel for each share of Bay held.

(6) The number of shares reflects the effect of two two for one stock splits.

(7)   The number of shares reflects the effect of a three for two stock split.


               See accompanying notes to financial statements.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                   Year ended       July 31,
                                                 July 31, 1999        1998

Dividends                                            $130,220        186,616

Expenses:
  Trustee's fees and related expenses               (284,848)      (236,607)
  Evaluator's fees                                   (81,637)       (69,380)
  Supervisory fees                                   (99,262)       (84,516)
  Administrative fees                                (28,361)       (24,148)
  Amortization of organization
    and offering costs                               (45,778)       (36,372)
                                                 ___________________________
  Total expenses                                    (539,886)      (451,023)
                                                 ___________________________
    Investment income (loss) - net                  (409,666)      (264,407)

Net gain (loss) on investments:
  Net realized gain (loss)                         53,785,164      8,161,570
  Change in net unrealized appreciation
    or depreciation                               138,515,715     61,795,241
                                                 ___________________________
                                                  192,300,879     69,956,811
                                                 ___________________________
Net increase in net assets resulting
  from operations                                $191,891,213     69,692,404
                                                 ===========================


               See accompanying notes to financial statements.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Period from
                                                                 the Initial
                                                                   Date of
                                                                   Deposit,
                                                                 October 15,
                                                                   1997, to
                                                   Year ended      July 31,
                                                 July 31, 1999       1998

Net increase in net assets resulting
    from operations:
  Investment income (loss) - net                    (409,666)      (264,407)
  Net realized gain (loss) on investments          53,785,164      8,161,570
  Change in net unrealized appreciation
    or depreciation on investments                138,515,715     61,795,241
                                                 ___________________________
                                                  191,891,213     69,692,404

Units issued (32,866,900 units, in 1998, net
  of deferred sales charges of $11,503,415)                 -    290,328,459
Units redeemed (8,752,739 and 3,716,513 units
  in 1999 and 1998, respectively)               (132,530,344)   (39,534,704)

Distributions to unit holders:
  Investment income - net                                   -              -
  Principal from investment transactions                    -              -
                                                 ___________________________
                                                            -              -
                                                 ___________________________
Total increase (decrease) in net assets            59,360,869    320,486,159

Net assets:
  At the beginning of the period
    (representing 29,165,463 and
    15,076 units outstanding at July 31,
    1998 and October 15, 1997, respectively)      320,630,132        143,973
                                                 ___________________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $10,601,356 and $7,343,563
    at July 31, 1999 and 1998, respectively)     $379,991,001    320,630,132
                                                 ===========================

Trust units outstanding at the end of
  the period                                       20,412,724     29,165,463


               See accompanying notes to financial statements.

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $228,888, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1999 follows:

               Unrealized appreciation                       $224,822,230
               Unrealized depreciation                       (24,511,274)
                                                             ____________

                                                             $200,310,956
                                                             ============

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders, if any, are made on the last day of December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year. The Trust made no distributions to unit holders during the year ended July 31, 1999 and the period ended July 31, 1998.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                  Year ended        July 31,
                                                July 31, 1999         1998

Dividend income                                      $.005            .006
Expenses                                             (.022)          (.015)
                                                   ________________________
    Investment income (loss) - net                   (.017)          (.009)

Distributions to unit holders:
  Investment income - net                               -                -
  Principal from investment transactions                -                -

Net gain (loss) on investments                       7.639           1.452
                                                   ________________________
    Total increase (decrease) in net assets          7.622           1.443

Net assets:
  Beginning of the period                           10.993           9.550
                                                   ________________________

  End of the period                                $18.615          10.993
                                                   ========================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (24,633,553 and 28,969,961 units in 1999 and 1998, respectively). The Net gain (loss) on investments per unit during the period ended July 31, 1998 includes the effects of changes arising from issuance of 32,866,900 additional units during the period at net asset values which differed from the net asset value per unit at the beginning of the period ($9.550 per unit on October 15, 1997).

                                    FT 217
                       INTERNET GROWTH TRUST, SERIES 3

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2
                                983,734 UNITS


PROSPECTUS
Part One
Dated November 24, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Investment Services Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by brokerage and investment services companies. At October 18, 1999, each Unit represented a 1/983,734 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At October 18, 1999, the Public Offering Price per Unit was $11.468 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        983,734
Fractional Undivided Interest in the Trust per Unit                  1/983,734
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                   $10,800,679
  Aggregate Value of Securities per Unit                               $10.979
  Income and Principal cash in the Portfolio                           $31,703
  Income and Principal cash per Unit                                     $.032
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.457
  Public Offering Price per Unit                                       $11.468
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.457 less than the Public Offering Price
  per Unit)                                                            $11.011

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $6,684 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Investment Services Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Investment Services Growth Trust, Series 2 as of July 31, 1999, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Investment Services Growth Trust, Series 2 at July 31, 1999, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 5, 1999

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1999


                                    ASSETS

Securities, at market value (cost, $9,741,309)
  (Note 1)                                                       $13,919,344
Dividends receivable                                                   4,225
Receivable from investment transactions                               42,487
Unamortized deferred organization and offering costs                  21,423
                                                                 ___________
                                                                  13,987,479

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    2,678
Unit redemptions payable                                              42,331
Cash overdraft                                                         4,506
                                                                 ___________
                                                                      49,515
                                                                 ___________

Net assets, applicable to 1,032,857 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $9,741,309
  Net unrealized appreciation (Note 2)                4,178,035
  Distributable funds                                   701,677
  Less deferred sales charges paid (Note 3)           (683,057)
                                                     __________

                                                                 $13,937,964
                                                                 ===========

Net asset value per unit                                             $13.495
                                                                 ===========



               See accompanying notes to financial statements.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                                July 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

     16,289         Advest Group, Inc.                                $332,915
      9,735 (1)     Bear Stearns Companies, Inc.                       411,917
     12,681 (2)     CityGroup, Inc. (formerly Travelers
                      Group, Inc.)                                     565,103
      6,691         Dain Rauscher Corporation                          355,880
     11,373         Donaldson, Lufkin & Jenrette, Inc.                 587,848
     45,150 (3)     E Trade Group, Inc.                              1,360,144
     23,188 (4)     Eaton Vance Corporation (Class A)                  807,244
     11,774         A.G. Edwards, Inc.                                 325,257
     19,141         EVEREN Capital Corporation                         576,623
      8,556         Franklin Resources, Inc.                           326,197
     11,761         Hambrecht & Quist Group                            442,508
     33,205 (5)     Investment Technology Group, Inc.                1,176,719
     11,013 (5)     Jeffries Group, Inc.                               318,000
     16,117 (6)     Keycorp                                            507,686
     15,092 (4)     Legg Mason, Wood, Walker, Inc.                     528,220
      7,615         Lehman Brothers Holdings, Inc.                     409,306
      5,553         Merrill Lynch & Company, Inc.                      377,954
     20,876         Morgan Keegan, Inc.                                362,720
      7,404         Morgan Stanley, Dean Witter, Discover and Co.      667,286
     12,155         Paine Webber Group, Inc.                           486,200
     12,049         T. Rowe Price Associates, Inc.                     421,715
     17,577         Raymond James Financial, Inc.                      376,816
     34,703 (7)     Charles Schwab Corporation                       1,529,118
     16,169 (8)     Southwest Securities Group, Inc.                   665,968
                                                                   ___________

                    Total investments                              $13,919,344
                                                                   ===========



                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                                July 31, 1999


(1)   The number of shares reflects the effect of a 5% stock dividend.

(2)   The number of shares reflects the effect of a three for two stock split.

(3) The number of shares reflects the effect of two two for one stock splits.

(4)   The number of shares reflects the effect of a two for one stock split.

(5) In April 1999, Investment Technology Group, Inc. (Investment Technology), one of the Trust's original holdings, was acquired by Jeffries Group, Inc. (Jeffries), which was also one of the Trust's original holdings. Each shareholder of Investment Technology received
      1.5955 shares of Jeffries for each share of Investment Technology held. The name of the combined company was changed to Investment Technology Group, Inc. (i.e., "New" Investment Technology). Concurrently, Jeffries spun off a portion of the business on a one for one basis. Each shareholder of Jeffries (i.e., "Old" Jeffries) received one share of the new company (i.e., "New" Jeffries) for each share of "Old" Jeffries held.

(6) In October 1998, McDonald & Company Investments, Inc. (McDonald), one of the Trust's original holdings, was acquired by Keycorp. Each shareholder of McDonald received 1.06 shares of Keycorp for each share of McDonald held.

(7) The number of shares reflects the effect of a three for two stock split and a two for one stock split.

(8) The number of shares reflects the effect of a 5% stock dividend and a 10% stock dividend.


               See accompanying notes to financial statements.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                   Year ended       July 31,
                                                 July 31, 1999        1998

Dividends                                            $195,447        118,131

Expenses:
  Trustee's fees and related expenses                (26,360)       (15,223)
  Evaluator's fees                                    (4,445)        (4,272)
  Supervisory fees                                    (5,582)        (5,236)
  Administrative fees                                 (1,595)        (1,496)
  Amortization of organization and
    offering costs                                    (6,684)        (5,311)
                                                   _________________________
  Total expenses                                     (44,666)       (31,538)
                                                   _________________________
    Investment income - net                           150,781         86,593

Net gain (loss) on investments:
  Net realized gain (loss)                          1,192,443        698,097
  Change in net unrealized appreciation
    or depreciation                                 1,692,540      2,485,495
                                                   _________________________
                                                    2,884,983      3,183,592
                                                   _________________________
Net increase in net assets resulting
  from operations                                  $3,035,764      3,270,185
                                                   =========================


               See accompanying notes to financial statements.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                 Period from
                                                                 the Initial
                                                                   Date of
                                                                   Deposit,
                                                                 October 15,
                                                                   1997, to
                                                   Year ended      July 31,
                                                 July 31, 1999       1998

Net increase in net assets resulting
    from operations:
  Investment income - net                            $150,781         86,593
  Net realized gain (loss) on investments           1,192,443        698,097
  Change in net unrealized appreciation
    or depreciation on investments                  1,692,540      2,485,495
                                                  __________________________
                                                    3,035,764      3,270,185

Units issued (1,936,502 units in 1998, net
  of deferred sales charges of $677,776)                    -     18,009,468

Unit redemptions (588,613 and 330,121 units
  in 1999 and 1998, respectively)                 (6,716,986)    (3,604,214)

Distributions to unit holders:
  Investment income - net                           (144,846)       (55,509)
  Principal from investment transactions                    -              -
                                                  __________________________
                                                    (144,846)       (55,509)
                                                  __________________________
Total increase (decrease) in net assets           (3,826,068)     17,619,930

Net assets:
  At the beginning of the period
    (representing 1,621,470 and 15,089 units
    outstanding at July 31, 1998 and
    October 15, 1997, respectively)                17,764,032        144,102
                                                  __________________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $701,677 and $476,666 at July 31,
    1999 and 1998, respectively)                  $13,937,964     17,764,032
                                                  ==========================

Trust units outstanding at the end of
  the period                                        1,032,857      1,621,470



               See accompanying notes to financial statements.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $33,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1999 follows:

               Unrealized appreciation                         $4,594,299
               Unrealized depreciation                          (416,264)
                                                               __________

                                                               $4,178,035
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                  Year ended        July 31,
                                                July 31, 1999         1998

Dividend income                                      $.149            .068
Expenses                                             (.034)          (.018)
                                                   _______________________
    Investment income - net                           .115            .050

Distributions to unit holders:
  Investment income - net                            (.123)          (.032)
  Principal from investment transactions                -                -

Net gain (loss) on investments                       2.547           1.388
                                                   _______________________
    Total increase (decrease) in net assets          2.539           1.406

Net assets:
  Beginning of the period                           10.956           9.550
                                                   _______________________

  End of the period                                $13.495          10.956
                                                   =======================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (1,309,341 and 1,749,241 units in 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.031 per unit to 1,417,764 units on December 31, 1998, approximately $.092 per unit to 1,093,117 units on June 30, 1999, approximately $.004 per unit to 1,890,199 units on December 31, 1997 and approximately $.028 per unit to 1,720,381 units on June 30, 1998.
The Net gain (loss) on investments per unit during the period ended July 31, 1998 includes the effects of changes arising from issuance of 1,936,502 additional units during the period at net asset values which differed from the net asset value per unit of the original 15,026 units ($9.550 per unit) on October 15, 1997.

                                    FT 217
                  INVESTMENT SERVICES GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2
                                278,719 UNITS


PROSPECTUS
Part One
Dated November 24, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Retail Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by retail companies which are incorporated or headquartered primarily in the United States. At October 18, 1999, each Unit represented a 1/278,719 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At October 18, 1999, the Public Offering Price per Unit was $14.885 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                        278,719
Fractional Undivided Interest in the Trust per Unit                  1/278,719
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $3,980,348
  Aggregate Value of Securities per Unit                               $14.281
  Income and Principal cash in the Portfolio                            $2,630
  Income and Principal cash per Unit                                     $.009
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.595
  Public Offering Price per Unit                                       $14.885
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.595 less than the Public Offering Price
  per Unit)                                                            $14.290

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                               Maximum of $.0035 per
  an affiliate of the Sponsor                        Unit outstanding annually
Bookkeeping and administrative expenses                  Maximum of $.0010 per
  payable to the Sponsor                             Unit outstanding annually
Annual amortization of organization
  and offering costs                                           $3,084 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Retail Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Retail Growth Trust, Series 2 as of July 31, 1999, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Retail Growth Trust, Series 2 at July 31, 1999, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 5, 1999

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1999


                                    ASSETS

Securities, at market value (cost, $3,561,544)
  (Note 1)                                                        $4,976,961
Unamortized deferred organization and offering costs                   9,884
Cash
9,301
Receivable from investment transactions                               14,801
                                                                  __________
                                                                   5,010,947

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                      804
Unit redemptions payable                                              12,997
                                                                  __________
                                                                      13,801
                                                                  __________

Net assets, applicable to 314,553 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $3,561,544
  Net unrealized appreciation (Note 2)                1,415,417
  Distributable funds                                   151,468
  Less deferred sales charges paid (Note 3)           (131,283)
                                                     __________

                                                                  $4,997,146
                                                                  ==========

Net asset value per unit                                             $15.886
                                                                  ==========


               See accompanying notes to financial statements.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                                July 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

      3,687         AutoZone, Inc.                                     $91,025
      3,868         Barnes & Noble, Inc.                                87,274
      7,460         Bed Bath & Beyond, Inc.                            253,177
      3,275         CompUSA, Inc.                                       20,675
      3,025         Consolidated Stores Corporation                     47,266
      3,109         Costco Companies, Inc.                             232,398
      4,149         Dayton Hudson Corporation                          268,390
      6,921 (1)     Dollar General Corporation                         182,977
      2,743         Federated Department Stores, Inc.                  140,752
      8,252 (2)     Gap, Inc.                                          385,781
      2,718         Gucci Group N.V.                                   199,264
      5,320 (3)     Tommy Hilfiger Corporation                         196,510
      4,423         Home Depot, Inc.                                   282,245
      3,641         Kohl's Corporation                                 276,945
      7,287 (3)     Kroger Co.                                         191,743
      5,721         Lowe's Companies, Inc.                             301,782
      4,131         Nautica Enterprises, Inc.                           70,227
      4,363         Safeway, Inc.                                      235,057
      2,215         Sears, Roebuck and Co.                              89,708
      2,197         St. John Knits, Inc.                                53,827
      9,800 (4)     Staples, Inc.                                      282,975
      5,450 (3)     Tiffany & Co.                                      274,206
      8,455         The TJX Companies, Inc.                            279,548
      6,752 (3)     Wal-Mart Stores, Inc.                              285,272
      8,757 (3)     Walgreen Company                                   247,937
                                                                    __________

                    Total investments                               $4,976,961
                                                                    ==========



                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                                July 31, 1999


(1) The number of shares reflects the effect of two five for four stock splits.

(2) The number of shares reflects the effect of two three for two stock splits.

(3)   The number of shares reflects the effect of a two for one stock split.

(4)   The number of shares reflects the effect of a three for two stock split.


               See accompanying notes to financial statements.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                   Period from
                                                                   the Initial
                                                                     Date of
                                                                     Deposit,
                                                                   October 15,
                                                                     1997, to
                                                    Year ended       July 31,
                                                  July 31, 1999        1998

Dividends                                             $14,599          6,853

Expenses:
  Trustee's fees and related expenses                 (6,149)        (2,912)
  Evaluator's fees                                    (1,115)          (597)
  Supervisory fees                                    (1,439)          (763)
  Administrative fees                                   (411)          (218)
  Amortization of organization and
    offering costs                                    (3,084)        (2,450)
                                                   _________________________
  Total expenses                                     (12,198)        (6,940)
                                                   _________________________
    Investment income (loss) - net                      2,401           (87)

Net gain (loss) on investments:
  Net realized gain (loss)                            598,019        (7,016)
  Change in net unrealized appreciation
    or depreciation                                   663,601        751,816
                                                   _________________________
                                                    1,261,620        744,800
                                                   _________________________
Net increase in net assets resulting
  from operations                                  $1,264,021        744,713
                                                   =========================


               See accompanying notes to financial statements.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                    Year ended      July 31,
                                                  July 31, 1999       1998

Net increase in net assets resulting
    from operations:
  Investment income (loss) - net                       $2,401           (87)
  Net realized gain (loss) on investments             598,019        (7,016)
  Change in net unrealized appreciation
    or depreciation on investments                    663,601        751,816
                                                   _________________________
                                                    1,264,021        744,713

Units issued (34,707 and 381,682 units in 1999
  1998, respectively, net of deferred sales
  charges of $4,048 and $121,976 in 1999 and
  1998, respectively)                                 449,578      4,163,792
Units redeemed (116,862 units in 1999)            (1,768,459)              -

Distributions to unit holders:
  Investment income - net                                   -              -
  Principal from investment transactions                    -              -
                                                   _________________________
                                                            -              -
                                                   _________________________
Total increase (decrease) in net assets              (54,860)      4,908,505

Net assets:
  At the beginning of the period (representing
    396,708 and 15,026 units outstanding at
    July 31, 1998 and October 15, 1997,
    respectively)                                   5,052,006        143,501
                                                   _________________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $151,468 and $51,577 at
    July 31, 1999 and 1998, respectively)          $4,997,146      5,052,006
                                                   =========================

Trust units outstanding at the end of
  the period                                          314,553        396,708


               See accompanying notes to financial statements.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $15,418 been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized appreciation at July 31, 1999 follows:

               Unrealized appreciation                         $1,750,446
               Unrealized depreciation                          (335,029)
                                                               __________

                                                               $1,415,417
                                                               ==========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders (if any) are made on the last day of each June and December to unit holders of record on the fifteenth day of each June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year. The Trust made no distributions to unit holders during the year ended July 31, 1999 or the period ended July 31, 1998.

Selected data per unit of the Trust
    outstanding throughout each period -

                                                                 Period from
                                                                 the Initial
                                                                   Date of
                                                                   Deposit,
                                                                 October 15,
                                                                   1997, to
                                                 Year ended        July 31,
                                               July 31, 1999         1998

Dividend income                                      $.038            .027
Expenses                                             (.032)          (.027)
                                                  ________________________
    Investment income (loss) - net                    .006              -

Distributions to unit holders:
  Investment income - net                               -               -
  Principal from investment transactions                -               -

Net gain (loss) on investments                       3.145           3.185
                                                  ________________________
    Total increase (decrease) in net assets          3.151           3.185

Net assets:
  Beginning of the period                           12.735           9.550
                                                  ________________________

  End of the period                                $15.886          12.735
                                                  ========================

Dividend income, Expenses and Investment income (loss) - net per unit have been calculated based on the weighted-average number of units outstanding during each period (382,909 and 256,415 units in 1999 and 1998, respectively). The Net gain (loss) on investments per unit during each period includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 217
                        RETAIL GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2
                               1,057,351 UNITS


PROSPECTUS
Part One
Dated November 24, 1999

Note: Part One of this Prospectus may not be distributed unless accompanied by Part Two and Part Three.

The Trust

The Small-Cap Growth Trust, Series 2 (the "Trust") is a unit investment trust consisting of a portfolio containing common stocks issued by companies which, at the Initial Date of Deposit, were considered to be small-capitalization ("small-cap") companies. At October 18, 1999, each Unit represented a 1/1,057,351 undivided interest in the principal and net income of the Trust (see "The Trust" in Part Two).

The Units being offered by this Prospectus are issued and outstanding Units which have been purchased by the Sponsor in the secondary market or from the Trustee after having been tendered for redemption. The profit or loss resulting from the sale of Units will accrue to the Sponsor. No proceeds from the sale of Units will be received by the Trust.

Public Offering Price

The Public Offering Price per Unit is equal to the aggregate value of the Securities in the Portfolio of the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust divided by the number of Units outstanding, plus a sales charge of 4.0% of the Public Offering Price (4.167% of the net amount invested) excluding income and principal cash. At October 18, 1999, the Public Offering Price per Unit was $6.136 (see "Public Offering" in Part Two). The minimum purchase is $1,000.

       Please retain all parts of this Prospectus for future reference.
______________________________________________________________________________
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
______________________________________________________________________________

                             NIKE SECURITIES L.P.
                                   Sponsor

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2
           SUMMARY OF ESSENTIAL INFORMATION AS OF OCTOBER 18, 1999
                        Sponsor:  Nike Securities L.P.
                    Evaluator:  First Trust Advisors L.P.
                      Trustee:  The Chase Manhattan Bank


GENERAL INFORMATION

Number of Units                                                      1,057,351
Fractional Undivided Interest in the Trust per Unit                1/1,057,351
Public Offering Price:
  Aggregate Value of Securities in the Portfolio                    $6,224,636
  Aggregate Value of Securities per Unit                                $5.887
  Income and Principal cash in the Portfolio                            $3,730
  Income and Principal cash per Unit                                      .004
  Sales Charge 4.167% (4.0% of Public Offering Price,
    excluding income and principal cash)                                 $.245
  Public Offering Price per Unit                                        $6.136
Redemption Price and Sponsor's Repurchase Price per
  Unit ($.245 less than the Public Offering Price
  per Unit)                                                             $5.891

Date Trust Established                                        October 15, 1997
Mandatory Termination Date                                    October 15, 2002
Evaluator's Annual Fee: $.0030 per Unit outstanding. Evaluations for purposes of sale, purchase or redemption of Units are made as of the close of trading (4:00 p.m. Eastern time) on the New York Stock Exchange on each day on which it is open.
Supervisory fee payable to                              Maximum of $.0035 per
  an affiliate of the Sponsor                       Unit outstanding annually
Bookkeeping and administrative expenses                 Maximum of $.0010 per
  payable to the Sponsor                            Unit outstanding annually
Annual amortization of organization
  and offering costs                                          $4,684 annually

Trustee's Annual Fee:  $.0096 per Unit outstanding.
Capital Distribution Record Date and Distribution Date: Distributions from the Capital Account will be made monthly payable on the last day of the month to Unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per Unit. Notwithstanding, distributions of funds in the Capital Account, if any, will be made in December of each year.
Income Distribution Record Date: Fifteenth day of each June and December. Income Distribution Date: The last day of each June and December.
A Unit holder who owns at least 2,500 Units may request an "In-Kind Distribution" upon redemption or upon termination of the Trust. See "Rights of Unit Holders - How are Income and Capital Distributed?" in Part Two.

                        REPORT OF INDEPENDENT AUDITORS


The Unit Holders of FT 217,
Small-Cap Growth Trust, Series 2


We have audited the accompanying statement of assets and liabilities, including the portfolio, of FT 217, Small-Cap Growth Trust, Series 2 as of July 31, 1999, and the related statements of operations and changes in net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998. These financial statements are the responsibility of the Trust's Sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1999, by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of FT 217, Small-Cap Growth Trust, Series 2 at July 31, 1999, and the results of its operations and changes in its net assets for the year then ended and for the period from the Initial Date of Deposit, October 15, 1997, to July 31, 1998, in conformity with generally accepted accounting principles.



                                                            ERNST & YOUNG LLP
Chicago, Illinois
November 5, 1999

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                     STATEMENT OF ASSETS AND LIABILITIES

                                July 31, 1999


                                    ASSETS

Securities, at market value (cost, $9,672,527)
  (Note 1)                                                        $8,677,477
Dividends receivable                                                   1,070
Unamortized deferred organization and offering costs                  15,012
Receivable from investment transactions                               42,501
                                                                  __________
                                                                   8,736,060

                          LIABILITIES AND NET ASSETS

Accrued liabilities                                                    3,137
Cash overdraft                                                         2,039
Unit redemptions payable                                              42,832
                                                                  __________
                                                                      48,008
                                                                  __________


Net assets, applicable to 1,170,410 outstanding
    units of fractional undivided interest:
  Cost of Trust assets (Note 1)                      $9,672,527
  Net unrealized depreciation (Note 2)                (995,050)
  Distributable funds                                   700,243
  Less deferred sales charges paid (Note 3)           (689,668)
                                                     __________

                                                                  $8,688,052
                                                                  ==========

Net asset value per unit                                              $7.423
                                                                  ==========



               See accompanying notes to financial statements.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                     PORTFOLIO - See notes to portfolio.

                                July 31, 1999


   Number of                                                         Market
     shares         Name of Issuer of Equity Securities              value

     12,359         Applebee's International, Inc.                    $390,853
      9,664         Benchmark Electronics, Inc.                        370,856
     15,910         Billing Concepts Corporation                       113,359
      8,807         BMC Industries, Inc.                               102,381
     26,750         Cavalier Homes, Inc.                               145,467
     14,590         Champion Enterprises, Inc.                         199,708
      9,848         Coherent, Inc.                                     179,115
     13,767         Day Runner, Inc.                                   157,467
     11,704 (1)     Dura Automotive Systems, Inc.                      345,268
      8,940         ENCAD, Inc.                                         68,731
      6,419         Fair Isaac & Company, Inc.                         217,046
     13,251         Fresh America Corporation                          179,723
     23,496         Gentex Corporation                                 612,376
     14,192         Giant Industries, Inc.                             164,982
     11,469         Jack Henry & Associates                            496,034
      9,186         Innovex, Inc.                                      130,900
      8,267         Integrated Health Services, Inc.                    46,502
     15,084 (2)     Investment Technology Group, Inc.                  534,547
     11,378         MICROS Systems, Inc.                               388,991
     12,070         Merrill Corporation                                241,400
     10,376         MicroAge, Inc.                                      37,613
     12,154         Mueller Industries, Inc.                           415,521
     14,906         NCI Building Systems, Inc.                         285,077
     11,402         Nature's Sunshine Products, Inc.                   106,894
     13,078 (3)     Oriental Financial Group                           324,504
      9,922         Pomeroy Computer Resources                         143,254
     14,288         Rent-Way, Inc.                                     296,476
     13,993         Republic Group, Inc.                               253,623
     10,832         SPSS, Inc.                                         266,738
     19,193         Sport-Haley, Inc.                                   93,566
     11,219         Toll Brothers, Inc.                                238,404
     12,177         UniFirst Corporation                               203,210
     14,730 (4)     United Stationers, Inc.                            386,662
     15,972         Universal Forest Products                          297,479
     17,574         World Fuel Services Corporation                    242,750
                                                                    __________

                    Total investments                               $8,677,477
                                                                    ==========



                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                              NOTES TO PORTFOLIO

                                July 31, 1999


(1) In April 1999, Excel Industries, Inc. (Excel), one of the Trust's original holdings, was acquired by Dura Automotives Systems, Inc.
      (Dura). Each shareholder of Excel received .80 shares of Dura for each share Excel held.

(2) In May 1999, Investment Technology Group, Inc. (Investment Technology), one of the Trust's original holdings, was acquired by Jeffries Group, Inc. (Jeffries). Each shareholder of Investment Technology received
      1.5955 shares of Jeffries for each share of Investment Technology held. Concurrently, the name of the combined company was changed to Investment Technology Group, Inc. (i.e., "New" Investment Technology).

(3) The number of shares reflects the effect of a four for three stock split.

(4)   The number of shares reflects the effect of a two for one stock split.


               See accompanying notes to financial statements.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                           STATEMENTS OF OPERATIONS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                   Year ended       July 31,
                                                 July 31, 1999        1998

Dividends                                             $94,547         46,650

Expenses:
  Trustee's fees and related expenses                (30,507)       (13,796)
  Evaluator's fees                                    (5,469)        (3,673)
  Supervisory fees                                    (6,578)        (4,455)
  Administrative fees                                 (1,879)        (1,273)
  Amortization of organization and
    offering costs                                    (4,684)        (3,722)
                                                  __________________________
  Total expenses                                     (49,117)       (26,919)
                                                  __________________________
    Investment income - net                            45,430         19,731

Net gain (loss) on investments:
  Net realized gain (loss)                        (1,978,242)         38,871
  Change in net unrealized appreciation
    or depreciation                                 (608,831)      (386,219)
                                                  __________________________
                                                  (2,587,073)      (347,348)
                                                  __________________________
Net increase (decrease) in net assets
  resulting from operations                      $(2,541,643)      (327,617)
                                                  ==========================


               See accompanying notes to financial statements.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                     STATEMENTS OF CHANGES IN NET ASSETS


                                                                  Period from
                                                                  the Initial
                                                                    Date of
                                                                    Deposit,
                                                                  October 15,
                                                                    1997, to
                                                    Year ended      July 31,
                                                  July 31, 1999       1998

Net increase (decrease) in net assets
    resulting from operations:
  Investment income - net                             $45,430         19,731
  Net realized gain (loss) on investments         (1,978,242)         38,871
  Change in net unrealized appreciation
    or depreciation on investments                  (608,831)      (386,219)
                                                   _________________________
                                                  (2,541,643)      (327,617)

Units issued (415,965 and 1,815,761 units
  in 1999 and 1998, respectively, net
  of deferred sales charges of $58,235
  and $626,168 in 1999 and 1998,
  respectively)                                     3,684,349     16,731,028

Units redeemed (1,076,359 and 1 units in
  1999 and 1998, respectively)                    (8,234,029)           (10)

Distributions to unit holders:
  Investment income - net                            (41,852)        (4,466)
  Principal from investment transactions            (215,968)      (505,415)
                                                   _________________________
                                                    (257,820)      (509,881)
                                                   _________________________
Total increase (decrease) in net assets           (7,349,143)     15,893,520

Net assets:
  At the beginning of the period
    (representing 1,830,804 and 15,044 units
    outstanding at July 31, 1998 and
    October 15, 1997, respectively)                16,037,195        143,675
                                                   _________________________
  At the end of the period (including
    distributable funds applicable to Trust
    units of $700,243 and $223,765 at
    July 31, 1999 and 1998, respectively)          $8,688,052     16,037,195
                                                   =========================

Trust units outstanding at the end of
  the period                                        1,170,410      1,830,804


               See accompanying notes to financial statements.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                        NOTES TO FINANCIAL STATEMENTS


1.  Significant accounting policies

Security valuation -

The equity securities are stated at the closing sale prices of listed equity securities and the bid prices of over-the-counter traded equity securities as reported by First Trust Advisors L.P. (the Evaluator), an affiliate of the Sponsor.

Dividend income -

Dividends on each equity security are recognized on such equity security's ex-dividend date.

Security cost -

Cost of the equity securities is based on the market value of such securities
on the dates the securities were deposited in the Trust.   The cost of
securities sold is determined using the average cost method. Sales of securities are recorded on the trade date.

Federal income taxes -

The Trust is not taxable for Federal income tax purposes. Each unit holder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal income taxes.

Expenses of the Trust -

The Trust pays a fee for Trustee services to The Chase Manhattan Bank, which is based on $.0096 per annum per unit outstanding based on the largest aggregate number of units outstanding during the year. In addition, the Evaluator will receive an annual fee based on $.0030 per unit outstanding.
The Trust also pays recurring financial reporting costs, an annual supervisory fee payable to an affiliate of the Sponsor and an annual administrative fee payable to the Sponsor.

Organization and offering costs -

The Trust has paid a portion of its organization and offering costs, including costs of preparing the registration statement, the Trust indenture and other closing documents, registering units with the Securities and Exchange Commission and states, the initial audit of the Trust's portfolio, legal fees and the initial fees and expenses of the Trustee. Such costs, totaling $23,418, have been deferred and are being amortized over five years from the Initial Date of Deposit.

2.  Unrealized appreciation and depreciation

An analysis of net unrealized depreciation at July 31, 1999 follows:

               Unrealized depreciation                       $(2,263,293)
               Unrealized appreciation                          1,268,243
                                                              ___________

                                                               $(995,050)
                                                              ===========

3.  Other information

Cost to investors -

The cost to initial investors of units of the Trust was based on the aggregate underlying value of the equity securities on the date of an investor's purchase, plus a deferred sales charge of $.35 per unit which was paid to the Sponsor over a five-month period ending on September 30, 1998, plus an initial sales charge equal to the difference between the deferred sales charge and the total sales charge of 4.5% of the public offering price which is equivalent to approximately 4.545% of the net amount invested, exclusive of the deferred sales charge.

Distributions to unit holders -

Income distributions to unit holders are made on the last day of June and December to unit holders of record on the fifteenth day of June and December. Capital distributions to unit holders, if any, are made on the last day of each month to unit holders of record on the fifteenth day of such month if the amount available for distribution equals at least $.01 per unit. Notwithstanding, capital distributions, if any, will be made in December of each year.

Selected data per unit of the Trust
  outstanding throughout each period -

                                                                 Period from
                                                                 the Initial
                                                                   Date of
                                                                   Deposit,
                                                                 October 15,
                                                                   1997, to
                                                 Year ended        July 31,
                                               July 31, 1999         1998

Dividend income                                      $.058            .030
Expenses                                             (.030)          (.017)
                                                   _______________________
    Investment income - net                           .028            .013

Distributions to unit holders:
  Investment income - net                            (.034)          (.003)
  Principal from investment transactions             (.174)          (.285)

Net gain (loss) on investments                      (1.157)          (.515)
                                                   _______________________
    Total increase (decrease) in net assets         (1.337)          (.790)

Net assets:
  Beginning of the period                            8.760           9.550
                                                   _______________________

  End of the period                                 $7.423           8.760
                                                   =======================

Dividend income, Expenses and Investment income - net per unit have been calculated based on the weighted-average number of units outstanding during each period (1,641,761 and 1,549,955 units in 1999 and 1998, respectively). Distributions to unit holders of Investment income - net per unit reflects the Trust's actual distributions of approximately $.034 per unit to 1,241,906 units on June 30, 1999 and approximately $.003 per unit to 1,722,205 units on June 30, 1998. Distributions to unit holders of Principal from investment transactions reflects the Trust's actual distributions of approximately $.174 per unit to 1,241,906 units on June 30, 1999 and approximately $.285 per unit to 1,722,205 units on June 30, 1998. The Net gain (loss) on investments per unit during each period includes the effects of changes arising from issuance of additional units during each period at net asset values which differed from the net asset value per unit at the beginning of the period.

                                    FT 217
                       SMALL-CAP GROWTH TRUST, SERIES 2

                                   PART ONE
                Must be Accompanied by Part Two and Part Three

                             ___________________
                             P R O S P E C T U S
                             ___________________

                  SPONSOR:          Nike Securities L.P.
                                    1001 Warrenville Road
                                    Lisle, Illinois  60532
                                    (800) 621-1675

                  TRUSTEE:          The Chase Manhattan Bank
                                    4 New York Plaza, 6th Floor
                                    New York, New York  10004-2413

                  LEGAL COUNSEL     Chapman and Cutler
                  TO SPONSOR:       111 West Monroe Street
                                    Chicago, Illinois  60603

                  LEGAL COUNSEL     Carter, Ledyard & Milburn
                  TO TRUSTEE:       2 Wall Street
                                    New York, New York  10005

                  INDEPENDENT       Ernst & Young LLP
                  AUDITORS:         Sears Tower
                                    233 South Wacker Drive
                                    Chicago, Illinois  60606

This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, securities in any jurisdiction to any person to whom it is not lawful to make such offer in such jurisdiction.

This Prospectus does not contain all the information set forth in the registration statement and exhibits relating thereto, which the Trust has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.








    THE FIRST TRUST (REGISTERED TRADEMARK)  SPECIAL SITUATIONS TRUST
                                FT SERIES

PROSPECTUS                             NOTE: THIS PART TWO PROSPECTUS MAY
Part Two                                       ONLY BE USED WITH PART ONE
Dated October 29, 1999                                     AND PART THREE

The Trust. FT Series (formerly known as The First Trust Special Situations Trust) (the "Trusts" and each a "Trust") are unit investment trusts consisting of portfolios containing common stocks and, in certain Trusts, zero coupon U.S. Treasury bonds. See Parts One and Three for a more complete description of the portfolio for each Trust, including whether the portfolio of a Trust includes zero coupon U.S. Treasury bonds.

The general objective of the Trusts containing only common stocks ("Equity Securities") (the "Equity Trusts") is to provide potential capital appreciation and, in certain Trusts, to provide income. The objective of the Trusts containing Equity Securities and zero coupon U.S. Treasury bonds ("Treasury Obligations") (the "Growth and Treasury Trusts") is to protect Unit holders' capital and provide potential capital appreciation. For a more specific description of the objective of each Trust, see "The Objective of the Trusts" in Part Three of this Prospectus. Collectively the Treasury Obligations and the Equity Securities are referred to herein as the "Securities." See "Portfolio" appearing in Part One for each Trust. Each Trust has a Mandatory Termination Date as indicated in Part One of this Prospectus. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of the Growth and Treasury Trusts, whose net asset values will fluctuate and, prior to maturity, may be worth more or less than a purchaser's acquisition cost. There is, of course, no guarantee that the objectives of the Trusts will be achieved.

Each Unit of a Trust represents an undivided fractional interest in all the Securities deposited in the Trust. The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Trust, an amount per Unit at least equal to $1.00, or $10.00 for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Growth and Treasury Trusts never paid a dividend and the value of the Equity Securities were to decrease to zero, which the Sponsor considers highly unlikely. This feature of the Growth and Treasury Trusts provides Unit holders who purchase Units at a price of $1.00, or $10.00 for certain Growth and Treasury Trusts, or less per Unit with total principal protection, including any sales charges paid, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00, or $10.00 for certain Growth and Treasury Trusts, per Unit, this feature may also provide a potential for capital appreciation. See Part One for each Growth and Treasury Trust to determine those Trusts for which information is based on $1.00 per Unit or $10.00 per Unit. UNIT HOLDERS DISPOSING OF THEIR UNITS PRIOR TO THE MATURITY OF A GROWTH AND TREASURY TRUST MAY RECEIVE MORE OR LESS THAN $1.00 PER UNIT (OR $10.00 PER UNIT FOR CERTAIN TRUSTS) DEPENDING ON MARKET CONDITIONS ON THE DATE UNIT ARE SOLD OR REDEEMED.

The Treasury Obligations deposited in a Growth and Treasury Trust on the Initial Date of Deposit will mature as listed in the "Portfolio" appearing in Part One for each Trust. The Treasury Obligations in a Growth and Treasury Trust have a maturity value equal to or greater than the aggregate Public Offering Price (which includes the sales charge) of the Units of the Growth and Treasury Trust on the Initial Date of

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Deposit. The Equity Securities deposited in a Trust's portfolio have no fixed maturity date and the value of these underlying Equity Securities will fluctuate with changes in the values of stocks in general and with changes in the conditions and performance of the specific Securities owned by the Trusts. See "Portfolio" appearing in Part One for each Trust.

Public Offering Price. The secondary market Public Offering Price per Unit will be based upon a pro rata share of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trusts (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust plus a sales charge as indicated in Part One for each Trust. The minimum purchase of each Trust is that amount as set forth in Part One for each Trust. For certain Trusts, the sales charge is reduced on a graduated scale for sales involving at least a minimum number of Units or a minimum dollar amount. See "Public Offering-How is the Public Offering Price Determined?"

Dividend and Capital Distributions. Distributions of dividends and capital received, if any, by a Trust will be paid in cash on the Distribution Date to Unit holders of record on the Record Date as set forth in the "Summary of Essential Information" in Part One for each Trust. Any distribution of income and/or capital will be net of the expenses of the Trust. Distributions of funds in the Capital Account, if any, will be made at least annually in December of each year. INCOME WITH RESPECT TO THE ACCRUAL OF ORIGINAL ISSUE DISCOUNT ON THE TREASURY OBLIGATIONS (IF APPLICABLE) WILL NOT BE DISTRIBUTED CURRENTLY, ALTHOUGH UNIT HOLDERS OF A GROWTH AND TREASURY TRUST WILL BE SUBJECT TO INCOME TAX AT ORDINARY INCOME RATES AS IF A DISTRIBUTION HAD OCCURRED. See "What is the Federal Tax Status of Unit Holders?" Additionally, upon termination of a Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unit holder his or her pro rata share of the Trust's assets, less expenses, in the manner set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Secondary Market for Units. The Sponsor may maintain a market for Units of the Trusts and offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of Equity Securities in a Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus cash, if any, in the Capital and Income Accounts of the Trusts. If a secondary market is not maintained, a Unit holder may redeem Units through redemption at prices based upon the aggregate bid price of the Treasury Obligations (if applicable) plus the aggregate underlying value of the Equity Securities in a Trust (generally determined by the closing sale prices of listed Equity Securities and the bid prices of over-the-counter traded Equity Securities) plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of such Trust. See "Rights of Unit Holders-How May Units be Redeemed?" For certain Trusts, a Unit holder tendering the minimum amount specified in "Summary of Essential Information" appearing in Part One for such Trust for redemption may request a distribution of shares of Equity Securities (reduced by customary transfer and registration charges) (an "In-Kind Distribution") in lieu of payment in cash. See "Rights of Unit Holders-How May Units be Redeemed?"

Termination. Commencing no later than the Mandatory Termination Date, Equity Securities will begin to be sold as prescribed by the Sponsor. The Trustee shall provide written notice of any termination of a Trust to Unit holders which will specify when Unit holders may surrender their certificates for cancellation and will include a form to enable Unit holders to elect an In-Kind Distribution if such Unit holder owns at least that minimum amount specified in "Summary of Essential Information," in Part One for each Trust, rather than to receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. All Unit holders of a Growth and Treasury Trust will receive their pro rata portion of the Treasury Obligations in cash upon the termination of such Trust. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after a Trust is terminated. See "Rights of Unit Holders-How are Income and Capital Distributed?" and "Other Information-How May the Indenture be Amended or Terminated?"

                THE FIRST TRUST SPECIAL SITUATIONS TRUST
                                FT SERIES

What is the FT Series?

FT Series (formerly known as The First Trust Special Situations Trust) (the "Trusts" and each a "Trust") is one of a series of investment companies created by the Sponsor under the name of the FT Series, all of which are generally similar but each of which is separate and is designated by a different series number (the "Trust"). Beginning on October 31, 1997 with the deposit of FT 211, the name of the series was changed from The First Trust Special Situations Trust to the FT Series. Each Trust in the Growth and Treasury Trust Series consists of an underlying separate unit investment trust consisting of a portfolio of zero coupon U.S. Treasury bonds, such securities being referred to herein as the "Treasury Obligations," and equity securities ("Equity Securities"). Each Trust in the Equity Trust Series consists only of common stocks. All Trusts were created under the laws of the State of New York pursuant to a Trust Agreement (the "Indenture"), dated the Initial Date of Deposit, with Nike Securities L.P. as Sponsor, The Chase Manhattan Bank, as Trustee, Securities Evaluation Service, Inc., as Evaluator for certain Trusts, First Trust Advisors L.P., as Evaluator for certain Trusts, and First Trust Advisors L.P. as Portfolio Supervisor. See "The Trusts" in Part Three for a more complete description of the portfolio for each Trust.

The general objective of the Equity Trusts is to provide the potential for capital appreciation and, in certain Trusts, to provide income. The general objective of the Growth and Treasury Trusts is to protect Unit holders' capital and provide the potential for capital appreciation. See "The Objective of the Trusts" in Part Three for each Trust for a more specific description of the Trust's objective. The Treasury Obligations in the Growth and Treasury Trusts evidence the right to receive a fixed payment at a future date from the U.S. Government and are backed by the full faith and credit of the U.S. Government. The guarantee of the U.S. Government does not apply to the market value of the Treasury Obligations or the Units of a Growth and Treasury Trust, whose net asset value will fluctuate and, prior to maturity, may be more or less than a purchaser's acquisition cost. Collectively, the Treasury Obligations and Equity Securities in each Growth and Treasury Trust are referred to herein as the "Securities." There is, of course, no guarantee that the objectives of the Trusts will be achieved.

The Growth and Treasury Trusts have been organized so that purchasers of Units should receive, at the termination of a Growth and Treasury Trust, an amount per Unit at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations), even if the Equity Securities never paid a dividend and the value of the Equity Securities in a Growth and Treasury Trust were to decrease to zero, which the Sponsor considers highly unlikely. The receipt of only $1.00 per Unit, or $10.00 per Unit for certain Trusts, upon termination of a Growth and Treasury Trust (an event which the Sponsor believes is unlikely) represents a substantial loss on a present value basis. Furthermore, the $1.00 per Unit, or $10.00 per Unit for certain Trusts, in no respect protects investors against diminution in the purchasing power of their investment due to inflation (although expectations concerning inflation are a component in determining prevailing interest rates, which in turn determine present values). To the extent that Units of a Trust are redeemed, the aggregate value of the Securities in the Trust will be reduced and the undivided fractional interest represented by each outstanding Unit of the Trusts will increase. See "Rights of Unit Holders-How May Units be Redeemed?" Each Trust has a Mandatory Termination Date as set forth under "Summary of Essential Information," appearing in Part One for each Trust.

What are the Expenses and Charges?

With the exception of brokerage fees for certain trusts discussed in "Rights of Unit Holders-How May Securities be Removed from the Trusts?" and bookkeeping and other administrative services provided to certain Trusts, for which the Sponsor will be reimbursed in amounts as set forth under "Summary of Essential Information" in Part One (if applicable), the Sponsor will not receive any fees in connection with its activities relating to the Trusts. Legal and regulatory filing fees and expenses associated with annually updating the Trusts' registration statements are also now chargeable to each Trust. Historically, the Sponsor paid these fees and expenses.

First Trust Advisors L.P., an affiliate of the Sponsor, will receive an annual supervisory fee set forth under "Summary of Essential Information" in Part One of this Prospectus, for providing portfolio supervisory services for each Trust. Such fee is based on the number of Units outstanding in a Trust on January 1 of each year, except for the year or years in which an initial offering period occurs in which case the fee for a month is based on the number of Units outstanding at the end of such month. In providing such supervisory services, the Portfolio Supervisor may purchase research services from a variety of sources which may include underwriters or dealers of the Trusts.

First Trust Advisors L.P. or Securities Evaluation Service, Inc. (as applicable), the Evaluator for the respective Trusts, will receive a fee as set forth under "Summary of Essential Information" in Part One of this Prospectus for providing evaluation services for each Trust. Such fee is based on the largest aggregate number of Units of such Trust outstanding during the calendar year, except during the initial offering period, in which case the fee is calculated based on the largest number of Units outstanding during the period for which compensation is paid.

The Trustee pays certain expenses of a Trust for which it is reimbursed by such Trust. The Trustee will receive for its ordinary recurring services to a Trust an annual fee as indicated in the "Summary of Essential Information" in Part One of this Prospectus. Such fee is based upon the largest aggregate number of Units of such Trust outstanding during the calendar year, except during an initial offering period, in which case the fee is calculated based on the largest number of Units outstanding during the period for which compensation is paid. For a discussion of the services performed by the Trustee pursuant to its obligations under the Indenture, see "Rights of Unit Holders." Because the above fees are generally calculated based on the largest aggregate number of Units of the Trust outstanding during a calendar year, the per Unit amounts set forth under "Summary of Essential Information" in Part One of this Prospectus will be higher during any year in which redemptions of Units occur.

The Trustee's and the above described fees are payable from the Income Account of a Trust to the extent funds are available, and then from the Capital Account of such Trust. Since funds being held in the Capital and Income Accounts are for payment of expenses and redemptions and since such Accounts are noninterest-bearing to Unit holders, the Trustee benefits thereby. Part of the Trustee's compensation for its services to a Trust is expected to result from the use of these funds.

Each of the above mentioned fees may be increased without approval of the Unit holders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor. In addition, with respect to the fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services, supervisory services and evaluation services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such services rendered to all unit investment trusts of which Nike Securities L.P. is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliate of supplying such services in such year.

For certain Trusts, as set forth in the "Summary of Essential Information" appearing in Part One for such Trusts, expenses incurred in establishing such Trusts, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee and any other out-of-pocket expenses, have been paid by the Trust and are being charged off over a period not to exceed five years from such Trust's Initial Date of Deposit, or over a period not to exceed the life of the Trust, if shorter than five years.

The following additional charges are or may be incurred by the Trusts: all legal and annual auditing expenses of the Trustee incurred by or in connection with its responsibilities under the Indenture; the expenses and costs of any action undertaken by the Trustee to protect the Trusts and the rights and interests of the Unit holders; fees of the Trustee for any extraordinary services performed under the Indenture; indemnification of the Trustee for any loss, liability or expense incurred by it without negligence, bad faith or willful misconduct on its part, arising out of or in connection with its acceptance or administration of the Trusts; for certain trusts, any offering costs incurred after the earlier of six months after the Initial Date of Deposit or the end of the initial offering period; indemnification of the Sponsor for any loss, liability or expense incurred without gross negligence, bad faith or willful misconduct in acting as Depositor of the Trusts; all taxes and other government charges imposed upon the

Securities or any part of the Trusts (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated). The above expenses and the Trustee's annual fee, when paid or owing to the Trustee, are secured by a lien on the Trusts. In addition, the Trustee is empowered to sell Securities in a Trust in order to make funds available to pay all these amounts if funds are not otherwise available in the Income and Capital Accounts of the Trust except that the Trustee shall not sell Treasury Obligations in a Growth and Treasury Trust to pay Trust expenses. Since the Equity Securities are all common stocks and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trusts. As described above, if dividends are insufficient to cover expenses, it is likely that Equity Securities will have to be sold to meet Trust expenses. These sales may result in capital gains or losses to Unit holders. See "What is the Federal Tax Status of Unit Holders?"

The Indenture requires a Trust to be audited on an annual basis at the expense of the Trust by independent auditors selected by the Sponsor. So long as the Sponsor is making a secondary market for the Units, the Sponsor is required to bear the cost of such annual audits to the extent such cost exceeds $.50 per 1,000 Units if information is based on $1.00 per Unit (or per 100 Units if information is based on $10.00 per Unit). Unit holders of a Trust covered by an audit may obtain a copy of the audited financial statements upon request.

What is the Federal Tax Status of Unit Holders?

The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). Unit holders should consult their tax advisors in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trusts. For purposes of the following discussions and opinions, it is assumed that the Equity Securities are equity for Federal income tax purposes.

In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

1. The Trusts are not associations taxable as corporations for Federal income tax purposes; each Unit holder will be treated as the owner of a pro rata portion of each of the assets of a Trust under the Code; and the income of a Trust will be treated as income of the Unit holders thereof under the Code. Each Unit holder will be considered to have received his or her pro rata share of income derived from each Trust asset when such income is considered received by a Trust.

2. Each Unit holder will have a taxable event when a Trust disposes of a Security (whether by sale, exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unit holder. The price a Unit holder pays for his or her Units, generally including sales charges, is allocated among his or her pro rata portion of each Security held by a Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his or her Units) in order to determine his or her tax basis for his or her pro rata portion of each Security held by a Trust. It should be noted that certain legislative proposals have been made which could affect the calculation of basis for Unit holders holding securities that are substantially identical to the Securities. Unit holders should consult their own tax advisors with regard to the calculation of basis. The Treasury Obligations held by a Growth and Treasury Trust are treated as stripped bonds and may be treated as bonds issued at an original issue discount as of the date a Unit holder purchases his or her Units. Because the Treasury Obligations represent interests in "stripped" U.S. Treasury bonds, a Unit holder's tax basis for his or her pro rata portion of each Treasury Obligation held by a Growth and Treasury Trust (determined at the time he or she acquires his or her Units, in the manner described above) shall be treated as its "purchase price" by the Unit holder. Original issue discount is effectively treated as interest for Federal income tax purposes and the amount of original issue discount in this case is generally the difference between the bond's purchase price and its stated redemption price at maturity. A Unit holder will be required to include in gross income for each taxable year the sum of his or her daily portions of original issue discount attributable to the Treasury Obligations held by a Growth and Treasury Trust as such original issue discount accrues and will in general be subject to Federal income tax with respect to the total amount of such original issue discount that accrues for such year even though the income is not distributed to the Unit holders during such year to the extent it is not less than a "de minimis" amount as determined under Treasury Regulations relating to stripped bonds. To the extent the amount of such discount is less than the respective "de minimis" amount, such discount is generally treated as zero. In general, original issue discount accrues daily under a constant interest rate method which takes into account the semi-annual compounding of accrued interest. In the case of the Treasury Obligations, this method will generally result in an increasing amount of income to the Unit holders of a Growth and Treasury Trust each year. Unit holders should consult their tax advisors regarding the Federal income tax consequences and accretion of original issue discount. For Federal income tax purposes, a Unit holder's pro rata portion of dividends, as defined by Section 316 of the Code, paid by a corporation with respect to an Equity Security held by a Trust are taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unit holder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period of any such capital gain will be determined by the period of time a Unit holder has held his or her Units.

3. Each Unit holder will have a taxable event when a Trust disposes of an Equity Security (whether by sale, taxable exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unit holder (except to the extent an In-Kind distribution of stocks is received by such Unit holder as described below). The price a Unit holder pays for his or her Units, generally including sales charges, is allocated among his or her pro rata portion of each Equity Security held by a Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unit holder purchases his or her Units) in order to determine the tax basis for his or her pro rata portion of each Equity Security held by a Trust. Unit holders should consult their own tax advisors with regard to calculation of basis. For Federal income tax purposes, a Unit holder's pro rata portion of dividends, as defined by Section 316 of the Code, paid by a corporation with respect to an Equity Security held by a Trust is taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unit holder's pro rata portion of dividends paid on such Equity Security which exceed such current and accumulated earnings and profits will first reduce a Unit holder's tax basis in such Equity Security, and to the extent that such dividends exceed a Unit holder's tax basis in such Equity Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unit holder has held his or her Units.

4. A Unit holder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unit holder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by a Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unit holders should consult their tax advisors regarding the recognition of such capital gains and losses for Federal income tax purposes.

Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unit holder's pro rata portion of dividends received by a Trust (to the extent such dividends are taxable as ordinary income, as discussed above, and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Equity Securities paying such dividends (other than corporate shareholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46 day holding requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unit holder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation.

To the extent dividends received by a Trust are attributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. It should be noted that various legislative proposals that would affect the dividends received deduction have been introduced. Unit holders should consult with their tax advisors with respect to the limitations on and possible modifications to the dividends received deduction.

Recognition of Taxable Gain or Loss Upon Disposition of Securities by a Trust or Disposition of Units. As discussed above, a Unit holder may recognize taxable gain (or loss) when a Security is disposed of by a Trust or if the Unit holder disposes of a Unit (although losses incurred by Rollover Unit holders may be subject to disallowance, as discussed above). The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are "conversion transactions" effective for transactions entered into after April 30, 1993. Unit holders and prospective investors should consult with their tax advisors regarding the potential effect of this provision on their investment in Units.

If the Unit holder disposes of a Unit, he or she is deemed thereby to have disposed of his or her entire pro rata interest in all assets of a Trust, including his or her pro rata portion of all the Equity
Securities represented by the Unit.

The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not less) and for purposes of determining the holding period. Unit holders should consult their own tax advisors with regard to any such constructive sales rules.

Limitations on Deductibility of Trust Expenses by Unit Holders. Each Unit holder's pro rata share of each expense paid by a Trust is deductible by the Unit holder to the same extent as though the expense had been paid directly by such Unit holder. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unit holders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

Special Tax Consequences of In-Kind Distributions Upon Termination of a Trust or Upon Redemption of Units (for Certain Equity Trusts). As discussed in "Rights of Unit Holders-How are Income and Capital Distributed?", under certain circumstances a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for each Trust may request an In-Kind Distribution upon the termination of a Trust. Furthermore, for Equity Trusts, a Unit holder who owns at least that minimum amount specified in "Summary of Essential Information" in Part One for such Trusts may request an In-Kind Distribution upon the redemption of Units or the termination of a Trust. The Unit holder requesting an In-Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In-Kind Distribution will be reduced by the amount of the Distribution Expenses. See "Rights of Unit Holders-How are Income and Capital Distributed?" Treasury Obligations held by a Growth and Treasury Trust will not be distributed to a Unit holder as part of an In-Kind Distribution. The tax consequences relating to the sale of Treasury Obligations are discussed above. As previously discussed, prior to the termination of a Trust, a Unit holder is considered as owning a pro rata portion of each of the Trust assets for Federal income tax purposes. The receipt of an In-Kind Distribution upon the redemption of Units (for Equity Trusts) or the termination of a Trust will result in a Unit holder's receiving an undivided interest in whole shares of stock plus, possibly, cash.

The potential tax consequences that may occur under an In-Kind Distribution will depend on whether the Unit holder receives cash in addition to Equity Securities. An "Equity Security" for this purpose is a particular class of stock issued by a particular corporation (and does not include the Treasury Obligations). A Unit holder will not recognize gain or loss with respect to the Equity Securities if a Unit holder only receives Equity Securities in exchange for his or her pro rata portion in the Equity Securities held by a Trust. However, if a Unit holder also receives cash in exchange for a fractional share of an Equity Security held by a Trust, such Unit holder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unit holder and his tax basis in such fractional share of an Equity Security held by a Trust.

Because a Trust will own many Equity Securities, a Unit holder who requests an In-Kind Distribution will have to analyze the tax consequences with respect to each Equity Security owned by a Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unit holder with respect to each Equity Security owned by a Trust. Unit holders who request an In-Kind Distribution are advised to consult their tax advisors in this regard.

Computation of the Unit holder's Tax Basis. Initially, a Unit holder's tax basis in his Units will generally equal the price paid by such Unit holder for his Units. The cost of the Units is allocated among the Securities held in a Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest to the date the Units are purchased in order to determine such Unit holder's tax basis for his pro rata portion of each Security.

A Unit holder's tax basis in his Units and his pro rata portion of a Security held by a Trust will be reduced to the extent dividends paid with respect to such Security are received by a Trust which are not taxable as ordinary income as described above.

General. Each Unit holder will be requested to provide the Unit holder's taxpayer identification number to the Trustee and to certify that the Unit holder has not been notified that payments to the Unit holder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by a Trust to such Unit holder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by a Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons (accrual of original issue discount on the Treasury Obligations in Growth and Treasury Trusts may not be subject to taxation or withholding provided certain requirements are met). Such persons should consult their tax advisors.

In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unit holders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding payment was not effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unit holders should consult their own tax advisors regarding the imposition of U.S. withholding on distributions from a Trust.

It should be noted that payments to the Trusts of dividends on Equity Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unit holders should consult their tax advisors regarding the potential tax consequences relating to the payment of any such withholding taxes by the Trusts. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unit holders. Because, under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. The 1997 Tax Act imposes a required holding period for such credits. Investors should consult their tax advisors with respect to foreign withholding taxes and foreign tax credits.

Unit holders will be notified annually of the amounts of original issue discount (in the case of the Growth & Treasury Trusts) and income dividends includable in the Unit holder's gross income and amounts of

Trust expenses which may be claimed as itemized deductions.

Unit holders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "Are Investments in the Trusts Eligible for Retirement Plans?"

In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trusts for New York tax matters, under the existing income tax laws of the State of New York, the Trusts are not associations taxable as corporations and the income of the Trusts will be treated as the income of the Unit holders thereof.

The foregoing discussion relates only to the tax treatment of U.S. Unit holders ("U.S. Unit holders") with regard to Federal income tax. Unit holders may be subject to state taxation and should consult their own tax advisors in this regard. As used herein, the term "U.S. Unit holder" means an owner of a Unit of the Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States
(ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unit holder in paragraph (a) but whose income from a Unit is effectively connected with such Unit holder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unit holders should consult their tax advisors regarding potential foreign, state or local taxation with respect to the Units.

Are Investments in the Trusts Eligible for Retirement Plans?

Units of the Trusts are eligible for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally, the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

                                PORTFOLIO

What are Treasury Obligations?

The Treasury Obligations deposited in the Growth and Treasury Trusts consist of U.S. Treasury bonds which have been stripped of their unmatured interest coupons. The Treasury Obligations evidence the right to receive a fixed payment at a future date from the U.S. Government, and are backed by the full faith and credit of the U.S. Government. Treasury Obligations are purchased at a deep discount because the buyer obtains only the right to a fixed payment at a fixed date in the future and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the Treasury Obligations) is that a fixed yield is earned not only on the original investment, but also, in effect, on all earnings during the life of the discount obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligations at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, the Treasury Obligations are subject to substantially greater price fluctuations during periods of changing interest rates than are securities of comparable quality which make regular interest payments. The effect of being able to acquire the Treasury Obligations at a lower price is to permit more of a Growth and Treasury Trust's portfolio to be invested in Equity Securities.

What are the Equity Securities?

Each Trust contains different issues of Equity Securities as described in "The Trusts" in Part Three for each Trust and "Portfolio" appearing in Part One for each Trust. An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. Although actions have been taken to provide diversified portfolios of Equity Securities, some inherent risks exist due to the concentration in certain Trusts of the Equity Securities within a specific country, state or geographic area or within specific industries, although a number of companies have significant business activities outside the specific country, state or geographic area. Unpredictable factors include governmental, political, economic and fiscal policies of the specific country, state, geographic area or industry which may have an adverse effect on the performance of the issuers which have significant business activities within the specific country, state, geographic area or industry. In addition, regional influences may affect the performance of the issuers, particularly if an economic downturn or contraction occurs throughout the area. See "Portfolio" in Part Three for each Trust for additional considerations for investors, if applicable.

Each Trust consists of Equity Securities listed under "Portfolio" appearing in Part One for each Trust as may continue to be held from time to time in such Trust together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

Because certain of the Equity Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unit holders and will not be reinvested, no assurance can be given that the Trusts will retain for any length of time their present size and composition. Although a Portfolio is not managed, the Sponsor may instruct the Trustee to sell Equity Securities under certain limited circumstances. Pursuant to the Indenture and with limited exceptions, the Trustee may sell or keep any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. See "Rights of Unit Holders-How May Securities be Removed from the Trusts?" Equity Securities, however, will not be sold by a Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

Whether or not the Equity Securities are listed on a national securities exchange, the principal trading market for the Equity Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Equity Securities may depend on whether dealers will make a market in the Equity Securities. There can be no assurance that a market will be made for any of the Equity Securities, that any market for the Equity Securities will be maintained or of the liquidity of the Equity Securities in any markets made. The investigation by the Securities and Exchange Commission of illegal insider trading in connection with corporate takeovers, and possible congressional inquiries and legislation relating to this investigation, may adversely affect the ability of certain dealers to remain market makers. In addition, the Trusts may be restricted under the Investment Company Act of 1940 from selling Equity Securities to the Sponsor. The price at which the Equity Securities may be sold to meet redemptions, and the value of the Trusts, will be adversely affected if trading markets for the Equity Securities are limited or absent.

An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Equity Securities or the general condition of the common stock market may worsen and the value of the Equity Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trusts have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Equity Securities in a Portfolio may be expected to fluctuate over the life of a Trust to values higher or lower than those prevailing on a Unit holder's purchase date.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

Since certain of the Equity Securities in the Trusts may consist of securities of foreign issuers, an investment in these Trusts involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Equity Securities. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Equity Securities included in the Trusts, the Sponsor believes that adequate information will be available to allow the Portfolio Supervisor to provide portfolio surveillance.

The securities of certain of the foreign issuers in the Trusts are in ADR form. ADRs evidence American Depositary Receipts which represent common stock deposited with a custodian in a depositary. American Depositary Shares, and receipts therefor (ADRs), are issued by an American bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the term ADR generally includes American Depositary Shares.

ADRs may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the ADR holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues an ADR generally charges a fee, based on the price of the ADR, upon issuance and cancellation of the ADR. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying share represented by the ADR than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the ADR market may also exist with respect to certain ADRs. In varying degrees, any or all of these factors may affect the value of the ADR compared with the value of the underlying shares in the local market. In addition, the rights of holders of ADRs may be different than those of holders of the underlying shares, and the market for ADRs may be less liquid than that for the underlying shares. ADRs are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

For those Equity Securities that are ADRs, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the ADRs and consequently the value of the Equity Securities. The foreign issuers of securities that are ADRs may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in ADR form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

On the basis of the best information available to the Sponsor at the present time, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption.

Unit holders will be unable to dispose of any of the Equity Securities in a Portfolio, as such, and will not be able to vote the Equity
Securities. As the holder of the Equity Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

What are Some Additional Considerations for Investors?

Investors should be aware of certain other considerations before making a decision to invest in a Trust.

The value of the Equity Securities, like the value of the Treasury Obligations in Growth and Treasury Trusts, will fluctuate over the life of a Trust and may be more or less than the price at which they were deposited in the Trust. The Equity Securities may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities. However, the Sponsor believes that, upon termination of a Growth and Treasury Trust, even if the Equity Securities deposited in the Trust are worthless, an event which the Sponsor considers highly unlikely, the Treasury Obligations will provide sufficient principal to at least equal $1.00 per Unit, or $10.00 per Unit for certain Growth and Treasury Trusts (which is equal to the per Unit value upon maturity of the Treasury Obligations). This feature of the Growth and Treasury Trusts provides Unit holders with principal protection, although they might forego any earnings on the amount invested. To the extent that Units are purchased at a price less than $1.00 per Unit (or less than $10.00 per Unit for certain Trusts) this feature may also provide a potential for capital appreciation.

Unless a Unit holder purchases Units of a Growth and Treasury Trust on a date when the value of the Units is $1.00 or less (or $10.00 or less for certain Trusts), total distributions, including distributions made upon termination of the Trust, may be less than the amount paid for a Unit.

The Trustee will have no power to vary the investments of the Trusts, i.e., the Trustee will have no managerial power to take advantage of market variations to improve a Unit holder's investment, but may dispose of Securities only under limited circumstances. See "How May Securities be Removed from the Trusts?"

Like other investment companies, financial and business organizations and individuals around the world, the Trusts could be adversely affected if the computer systems used by the Sponsor, Evaluator, Portfolio Supervisor or Trustee or other service providers to the Trusts do not properly process and calculate date-related information and data involving dates of January 1, 2000 and thereafter. This is commonly known as the "Year 2000 Problem." The Sponsor, Evaluator, Portfolio Supervisor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Trusts' other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trusts.

The Year 2000 Problem is expected to impact corporations, which may include issuers of Equity Securities contained in the Trusts, to varying degrees based upon various factors, including, but not limited to, their industry sector and degree of technological sophistication. The Sponsor is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the Equity Securities contained in the Trusts.

To the best of the Sponsor's knowledge, there is no litigation pending as of the date of this Part Two Prospectus in respect of any Security which might reasonably be expected to have a material adverse effect on the Trusts. Litigation may be instituted on a variety of grounds with respect to the Securities. The Sponsor is unable to predict whether any such litigation will be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trusts. See Part Three for additional considerations, if applicable.

Legislation. From time to time Congress considers proposals to reduce the rate of the dividends-received deductions. Enactment into law of a proposal to reduce the rate would adversely affect the after-tax return to investors who can take advantage of the deduction. Unit holders are urged to consult their own tax advisors. Further, legislation may be enacted that could negatively affect the Equity Securities in a Trust or the issuers of the Equity Securities. Changing approaches to regulation may have a negative impact on certain companies represented in a Trust. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on a Trust or will not impair the ability of the issuers of the Equity Securities to achieve their business goals.

                             PUBLIC OFFERING

How is the Public Offering Price Determined?

Although not obligated to do so, the Sponsor intends to maintain a market for the Units and continuously offer to purchase Units at prices, subject to change at any time, based upon the aggregate underlying value of the Equity Securities in the Trust plus or minus cash, if any, in the Income and Capital Accounts of the Trust. All expenses incurred in maintaining a secondary market, other than the fees of the Evaluator, the costs of the Trustee in transferring and recording the ownership of Units and costs incurred in annually updating the Trusts' registration statements, will be borne by the Sponsor. If the supply of Units exceeds demand, or for some other business reason, the Sponsor may discontinue purchases of Units at such prices. IF A UNIT HOLDER WISHES TO DISPOSE OF HIS UNITS, HE SHOULD INQUIRE OF THE SPONSOR AS TO CURRENT MARKET PRICES PRIOR TO MAKING A TENDER FOR REDEMPTION TO THE TRUSTEE. Units subject to a deferred sales charge which are sold or tendered for redemption prior to such time as the entire deferred sales charge on such Units has been collected will be assessed the amount of the remaining deferred sales charge at the time of sale or redemption.

Units are offered at the Public Offering Price. The Public Offering Price is based on the aggregate bid side evaluation of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus the applicable sales charge.

The Public Offering Price of Units on the date of this Part Two Prospectus may vary from the amount stated under "Summary of Essential Information" appearing in Part One for each Trust in accordance with fluctuations in the prices of the underlying Securities. The aggregate value of the Units of a Trust shall be determined (a) on the basis of the bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities therein plus or minus cash, if any, in the Income and Capital Accounts of a Trust, (b) if bid prices are not available for the Treasury Obligations (if applicable), on the basis of bid prices for comparable securities, (c) by determining the value of the Treasury Obligations (if applicable) on the bid side of the market by appraisal, or (d) by any combination of the above.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or The Nasdaq Stock Market, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

Although payment is normally made three business days following the order for purchase, payment may be made prior thereto. A person will become owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934. Delivery of Certificates representing Units so ordered will be made five business days following such order or shortly thereafter. See "Rights of Unit Holders-How May Units be Redeemed?" for information regarding the ability to redeem Units ordered for purchase.

See "Public Offering" in Part Three for additional information for each Trust.

How are Units Distributed?

Units repurchased in the secondary market may be offered by this Part Two Prospectus at the secondary market public offering price determined in the manner described above.

The Sponsor reserves the right to change the amount of the concession or agency commission from time to time. Certain commercial banks may be making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In Texas and in certain other states, any banks making Units available must be registered as broker/dealers under state law.

From time to time the Sponsor may implement programs under which broker/dealers, banks or other selling agents of a Trust may receive nominal awards from the Sponsor for each of their registered representatives who have sold a minimum number of UIT Units during a specified time period. In addition, at various times the Sponsor may implement other programs under which the sales force of a broker/dealer, bank or other selling agent may be eligible to win other nominal awards for certain sales efforts, or under which the Sponsor will reallow to any such dealer that sponsors sales contests or recognition programs conforming to criteria established by the Sponsor, or participates in sales programs sponsored by the Sponsor, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Sponsor, in its discretion, may from time to time pursuant to objective criteria established by the Sponsor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Units of a Trust. Such payments are made by the Sponsor out of its own assets, and not out of the assets of a Trust. These programs will not change the price Unit holders pay for their Units or the amount that a Trust will receive from the Units sold.

The Sponsor may, from time to time in its advertising and sales materials, compare the then current estimated returns on a Trust and returns over specified periods on other similar trusts sponsored by Nike Securities L.P. with returns on other taxable investments such as corporate or U.S. Government bonds, bank CDs and money market accounts or money market funds, each of which has investment characteristics that may differ from those of the respective Trust. U.S. Government bonds, for example, are backed by the full faith and credit of the U.S. Government, and bank CDs and money market accounts are insured by an agency of the federal government. Money market accounts and money market funds provide stability of principal, but pay interest at rates that vary with the condition of the short-term debt market. The investment characteristics of each respective Trust are described more fully elsewhere in this Prospectus and in Part Three for each Trust.

Trust performance may be compared to performance on a total return basis with the Dow Jones Industrial Average, the S&P 500 Composite Stock Price Index, or performance data from Lipper Analytical Services, Inc. and Morningstar Publications, Inc. or from publications such as Money, The New York Times, U.S. News and World Report, Business Week, Forbes or Fortune. As with other performance data, performance comparisons should not be considered representative of a Trust's relative performance for any future period.

What are the Sponsor's Profits?

In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes a sales charge as indicated in Part One for each Trust) or redeemed. The secondary market public offering price of Units may be greater or less than the cost of such Units to the Sponsor.

                         RIGHTS OF UNIT HOLDERS

How is Evidence of Ownership Issued and Transferred?

The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units may be evidenced by registered certificates executed by the Trustee and the Sponsor. Delivery of certificates representing Units ordered for purchase is normally made three business days following such order or shortly thereafter. Certificates are transferable by presentation and surrender to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. Certificates to be redeemed must be properly endorsed or accompanied by a written instrument or instruments of transfer. A Unit holder must sign exactly as his name appears on the face of the certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guaranty program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority.

Certificates will be issued in fully registered form, transferable only on the books of the Trustee in denominations of one Unit or any multiple thereof, numbered serially for purposes of identification.

Unit holders may elect to hold their Units in uncertificated form. The Trustee will maintain an account for each such Unit holder and will credit each such account with the number of Units purchased by that Unit holder. Within two business days of the issuance or transfer of Units held in uncertificated form, the Trustee will send to the registered owner of Units a written initial transaction statement containing a description of the Trust; the number of Units issued or transferred; the name, address and taxpayer identification number, if any, of the new registered owner; a notation of any liens and restrictions of the issuer and any adverse claims to which such Units are or may be subject or a statement that there are no such liens, restrictions or adverse claims; and the date the transfer was registered. Uncertificated Units are transferable through the same procedures applicable to Units evidenced by certificates (described above), except that no certificate need be presented to the Trustee and no certificate will be issued upon the transfer unless requested by the Unit holder. A Unit holder may at any time request the Trustee to issue certificates for Units.

Although no such charge is now made or contemplated, a Unit holder may be required to pay $2.00 to the Trustee per certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer or exchange. For new certificates issued to replace destroyed, stolen or lost certificates, the Unit holder may be required to furnish indemnity satisfactory to the Trustee and pay such expenses as the Trustee may incur. Mutilated certificates must be surrendered to the Trustee for replacement.

How are Income and Capital Distributed?

The Trustee will distribute any net income (other than accreted interest) received with respect to any of the Securities in a Trust on or about the Income Distribution Dates to Unit holders of record on the preceding Income Distribution Record Date. See "Summary of Essential Information" appearing in Part One of this Prospectus. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker/dealer. The pro rata share of cash in the Capital Account of each Trust will be computed as of the date indicated in Part One for each Trust. Capital Account distributions to the Unit holders of record of a Trust as of the date indicated in Part One for each Trust will be made on the date indicated in Part One for each Trust. The Trustee is not required to pay interest on funds held in the Capital Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds) nor to make a distribution from the Capital Account of a

Trust unless the amount available for distribution shall equal at least $1.00 per 1000 Units (if $1.00 per Unit) or $1.00 per 100 Units (if $10.00 per Unit). Proceeds received on the sale of any Securities in a Trust, to the extent not used to meet redemptions of Units or pay expenses, will however be distributed to Unit holders of record as indicated in Part One for each Trust. Income with respect to the original issue discount on the Treasury Obligations in a Growth and Treasury Trust will not be distributed currently, although Unit holders will be subject to Federal income tax as if a distribution had occurred. See "What is the Federal Tax Status of Unit Holders?"

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by a Trust if the Trustee has not been furnished the Unit holder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unit holder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances the Trustee obtains the Unit holder's tax identification number from the selling broker. However, a Unit holder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

Within a reasonable time after a Trust is terminated, each Unit holder who is not a Rollover Unit holder, if applicable, will, upon surrender of his Units for redemption, receive: (i) the pro rata share of the amounts realized upon the disposition of Equity Securities, unless he or she elects an In-Kind Distribution as described under "Other Information-How May the Indenture be Amended or Terminated?", (ii) a pro rata share of the amounts realized upon the disposition of the Treasury Obligations (if applicable) and (iii) a pro rata share of any other assets of the Trust, less expenses of the Trust, subject to the limitation that Treasury Obligations (if applicable) may not be sold to pay for Trust expenses.

The Trustee will credit to the Income Account of a Trust any dividends received on the Equity Securities therein. All other receipts (e.g. return of principal, capital gains, etc.) are credited to the Capital Account of a Trust.

The Trustee may establish reserves (the "Reserve Account") within a Trust for state and local taxes, if any, and any governmental charges payable out of such Trust.

Distribution Reinvestment Option. Eligible Unit holders may elect to have each distribution of income or capital on his or her Units, other than the final liquidating distribution in connection with the termination of the Trust, automatically reinvested in additional Units of an eligible Trust. See Part III of this Prospectus to determine whether the distribution reinvestment option is available for a particular Trust. Each person who purchases Units of an eligible Trust may elect to become a participant in the Distribution Reinvestment Option by notifying the Trustee of their election. The Distribution Reinvestment Option may not be available in all states. In order to enable a Unit holder to participate in the Distribution Reinvestment Option with respect to a particular distribution on his or her Units, the card must be received by the Trustee within 10 days prior to the Record Date for such distribution. Each subsequent distribution of income or capital on the participant's Units will be automatically applied by the Trustee to purchase additional Units of the Trust. IT SHOULD BE REMEMBERED THAT EVEN IF DISTRIBUTIONS ARE REINVESTED, THEY ARE STILL TREATED AS DISTRIBUTIONS FOR INCOME TAX PURPOSES.

What Reports will Unit Holders Receive?

The Trustee shall furnish Unit holders in connection with each distribution a statement of the amount of income, if any, and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit). Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unit holder of a Trust the following information in reasonable detail: (1) a summary of transactions in the Trust for such year; (2) any Securities sold during the year and the Securities held at the end of such year by the Trust;
(3) the redemption price per 1,000 Units if $1.00 per Unit (or per 100 Units if $10.00 per Unit) based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital distributed during such year.

In order to comply with Federal and state tax reporting requirements, Unit holders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trusts furnished to it by the Evaluator.

How May Units be Redeemed?

A Unit holder may redeem all or a portion of his Units by tender to the Trustee at its unit investment trust office in the City of New York of the certificates representing the Units to be redeemed, or in the case of uncertificated Units, delivery of a request for redemption, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as explained above (or by providing satisfactory indemnity, as in connection with lost, stolen or destroyed certificates), and payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender, the Unit holder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units. The "date of tender" is deemed to be the date on which Units are received by the Trustee (if such day is a day on which the New York Stock Exchange is open for trading), except that as regards Units received after 4:00 p.m. Eastern time (or as of any earlier closing time on a day on which the New York Stock Exchange is scheduled in advance to close at such earlier time), the date of tender is the next day on which the New York Stock Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day. Units so redeemed shall be cancelled.

For Equity Trusts, any Unit holder tendering at least the minimum amount specified in "Summary of Essential Information" appearing in Part One for each Trust for redemption may request by written notice submitted at the time of tender from the Trustee in lieu of a cash redemption a distribution of shares of Equity Securities in an amount and value of Equity Securities per Unit equal to the Redemption Price Per Unit as determined as of the evaluation next following tender. However, no In-Kind Distribution requests submitted during the nine business days prior to the Mandatory Termination Date will be honored. To the extent possible, In-Kind Distributions shall be made by the Trustee through the distribution of each of the Equity Securities in book-entry form to the account of the Unit holder's bank or broker/dealer at the Depository Trust Company. An In-Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unit holder will receive his pro rata number of whole shares of each of the Equity Securities comprising the portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unit holder is entitled. The Trustee may adjust the number of shares of any issue of Equity Securities included in a Unit holder's In-Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of Equity Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unit holder, the Trustee may sell Equity Securities in the manner described above.

Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unit holder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see "Rights of Unit Holders-How are Income and Capital Distributed?" In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

Any amounts paid on redemption representing income shall be withdrawn from the Income Account of a Trust to the extent that funds are available for such purpose, or from the Capital Account. All other amounts paid on redemption shall be withdrawn from the Capital Account of a Trust.

The Trustee is empowered to sell Securities of a Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized. For Growth and Treasury Trusts, Equity Securities will be sold to meet redemptions of Units before Treasury Obligations, although Treasury Obligations may be sold if the Growth and Treasury Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of the Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts.

The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the bid price of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of a Trust. The Redemption Price per Unit is the pro rata share of each Unit determined by the Trustee by adding: (1) the cash on hand in a Trust; (2) the aggregate value of the Securities held in a Trust, as determined by the Evaluator on the basis of bid prices of the Treasury Obligations (if applicable) and the aggregate underlying value of the Equity Securities in a Trust next computed; and (3) dividends receivable on Equity Securities trading ex-dividend as of the date of computation; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges payable out of a Trust; (2) any amounts owing to the Trustee for its advances; (3) an amount representing estimated accrued expenses of a Trust, including but not limited to fees and expenses of the Trustee (including legal and auditing fees), the Evaluator and supervisory fees, if any; (4) cash held for distribution to Unit holders of record of a Trust as of the business day prior to the evaluation being made; and (5) other liabilities incurred by a Trust; and finally dividing the results of such computation by the number of Units of the Trust outstanding as of the date thereof.

The aggregate value of the Equity Securities will be determined in the following manner: if the Equity Securities are listed on a national securities exchange or The Nasdaq Stock Market, this evaluation is generally based on the closing sale prices on that exchange or that system (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or system, at the closing bid prices. If the Equity Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Equity Securities on the bid side of the market or (c) by any combination of the above.

The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unit holders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

How May Units be Purchased by the Sponsor?

The Trustee shall notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before 1:00 p.m. Eastern time on the same business day and by making payment therefor to the Unit holder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units. In the event the Sponsor does not purchase Units, the Trustee may sell Units tendered for redemption in the over-the-counter market, if any, as long as the amount to be received by the Unit holder is equal to the amount he or she would have received on redemption of the Units.

The offering price of any Units acquired by the Sponsor will be in accord with the Public Offering Price described in the then effective prospectus describing such Units. Any profit or loss resulting from the resale or redemption of such Units will belong to the Sponsor.

How May Securities be Removed from the Trusts?

The Portfolio of each Trust is not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of an Equity Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Equity Security, that the issuer of the Equity Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Equity Security, that the issuer has defaulted on the payment on any of its outstanding obligations, that the price of the Equity Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Equity Securities would be detrimental to a Trust. Treasury Obligations in Growth and Treasury Trusts may be sold by the Trustee only pursuant to the liquidation of a Growth and Treasury Trust or to meet redemption requests. Pursuant to the Indenture and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Equity Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in such Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Portfolio Supervisor). Proceeds from the sale of Securities by the Trustee are credited to the Capital Account of a Trust for distribution to Unit holders or to meet redemptions. The Trustee may from time to time retain and pay compensation to the Sponsor (or an affiliate of the Sponsor) to act as agent for a Trust with respect to selling Equity Securities from such Trust. In acting in such capacity the Sponsor or its affiliate will be held subject to the restrictions under the Investment Company Act of 1940, as amended.

The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses; provided, however, that in the case of Securities sold to meet redemption requests, Treasury Obligations in Growth and Treasury Trusts may only be sold if the Trust is assured of retaining a sufficient principal amount of Treasury Obligations to provide funds upon maturity of a Growth and Treasury Trust at least equal to $1.00 per Unit, or $10.00 per Unit for certain Trusts. Treasury Obligations may not be sold by the Trustee to meet Trust expenses.

The Sponsor, in designating Equity Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Equity Securities. To the extent this is not practicable, the composition and diversity of the Equity Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Sponsor to specify minimum amounts (generally 100 shares) in which blocks of Equity Securities are to be sold. The Sponsor may consider sales of Units of unit investment trusts which it sponsors in making recommendations to the Trustee as to the selection of broker/dealers to execute the Trusts' portfolio transactions.

            INFORMATION AS TO SPONSOR, TRUSTEE AND EVALUATOR

Who is the Sponsor?

Nike Securities L.P., the Sponsor, specializes in the underwriting, trading and distribution of unit investment trusts and other securities. Nike Securities L.P., an Illinois limited partnership formed in 1991, acts as Sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), The First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds, The First Trust GNMA, Templeton Growth and Treasury Trust, Templeton Foreign Fund & U.S. Treasury Securities Trust and The Advantage Growth and Treasury Securities Trust. First Trust introduced the first insured unit investment trust in 1974 and to date more than $20 billion in First Trust unit investment trusts have been deposited. The Sponsor's employees include a team of professionals with many years of experience in the unit investment trust industry. The Sponsor is a member of the National Association of Securities Dealers, Inc. and Securities Investor Protection Corporation and has its principal offices at 1001 Warrenville Road, Lisle, Illinois 60532; telephone number (630) 241-4141. As of December 31, 1997, the total partners' capital of Nike Securities L.P. was $11,724,071 (audited). This paragraph relates only to the Sponsor and not to the Trusts or to any series thereof or to any other Underwriter. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.

Who is the Trustee?

The Trustee is The Chase Manhattan Bank, with its principal executive office located at 270 Park Avenue, New York, New York 10017 and its unit investment trust office at 4 New York Plaza, 6th floor, New York, New York 10004-2413. Unit holders who have questions regarding the Trusts may call the Customer Service Help Line at 1-800-682-7520. The Trustee is subject to supervision by the Superintendent of Banks of the State of New York, the Federal Deposit Insurance Corporation and the Board of Governors of the Federal Reserve System.

The Trustee, whose duties are ministerial in nature, has not participated in the selection of the Securities. For information relating to the responsibilities of the Trustee under the Indenture, reference is made to the material set forth under "Rights of Unit
Holders."

The Trustee and any successor trustee may resign by executing an instrument in writing and filing the same with the Sponsor and mailing a copy of a notice of resignation to all Unit holders. Upon receipt of such notice, the Sponsor is obligated to appoint a successor trustee promptly. If the Trustee becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, the Sponsor may remove the Trustee and appoint a successor as provided in the Indenture. If upon resignation of a trustee no successor has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor. The resignation or removal of a trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor Trustee. The Trustee must be a banking corporation organized under the laws of the United States or any State and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

Limitations on Liabilities of Sponsor and Trustee

The Sponsor and the Trustee shall be under no liability to Unit holders for taking any action or for refraining from taking any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith, gross negligence (ordinary negligence in the case of the Trustee) or reckless disregard of their obligations and duties. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of a Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

If the Sponsor shall fail to perform any of its duties under the Indenture or becomes incapable of acting or becomes bankrupt or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, or (b) terminate the Indenture and liquidate the Trust as provided herein, or (c) continue to act as Trustee without terminating the Indenture.

Who is the Evaluator?

The Evaluator is either Securities Evaluation Service, Inc., 531 East Roosevelt Road, Suite 200, Wheaton, Illinois 60187 or First Trust Advisors L.P., an Illinois limited partnership formed in 1991 and an affiliate of the Sponsor. The address of First Trust Advisors L.P. is 1001 Warrenville Road, Lisle, Illinois 60532. See Part One for each Trust to determine if Securities Evaluation Service, Inc. or First Trust Advisors L.P. is evaluating such Trust. The Evaluator may resign or may be removed by the Sponsor and the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

The Trustee, Sponsor and Unit holders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unit holders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

                            OTHER INFORMATION

How May the Indenture be Amended or Terminated?

The Sponsor and the Trustee have the power to amend the Indenture without the consent of any of the Unit holders when such an amendment is
(1) to cure any ambiguity or to correct or supplement any provision of the Indenture which may be defective or inconsistent with any other provision contained therein, or (2) to make such other provisions as shall not adversely affect the interest of the Unit holders (as determined in good faith by the Sponsor and the Trustee).

The Indenture provides that a Trust shall terminate upon the maturity, redemption or other disposition of the last of the Treasury Obligations held in a Growth and Treasury Trust, but in no event beyond the Mandatory Termination Date indicated in Part One for each Trust under "Summary of Essential Information." A Trust may be liquidated at any time by consent of 100% of the Unit holders of the Trust, by the Trustee in the event that Units of a Trust not yet sold aggregating more than 60% of the Units of the Trust are tendered for redemption by an Underwriter, including the Sponsor or, for Equity Trusts, by the Trustee when the principal amount of the Equity Securities owned by a Trust as shown by any evaluation, is less than the amount specified in Part One for each Trust. If a Trust is liquidated because of the redemption of unsold Units of the Trust by an Underwriter, the Sponsor will refund to each purchaser of Units of the Trust the entire sales charge and the transaction fees (if applicable) paid by such purchaser. In the event of termination, written notice thereof will be sent by the Trustee to all Unit holders of a Trust. Within a reasonable period after termination, the Trustee will follow the procedures set forth under "Rights of Unit Holders-How are Income and Capital Distributed?"

Commencing during the period beginning nine business days prior to and no later than the Mandatory Termination Date, Equity Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Equity Securities. Written notice of any termination of a Trust specifying the time or times at which Unit holders may surrender their certificates for cancellation shall be given by the Trustee to each Unit holder at his address appearing on the registration books of a Trust maintained by the Trustee. Not less than 60 days prior to the Mandatory Termination Date, the Trustee will provide written notice thereof to all Unit holders and will include with such notice a form to enable Unit holders to elect a distribution of shares of Equity Securities (an "In-Kind Distribution"), if such Unit holder owns at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, rather than receive payment in cash for such Unit holder's pro rata share of the amounts realized upon the disposition by the Trustee of Equity Securities. An In-Kind Distribution will be reduced by customary transfer and registration charges. To be effective, the election form, together with surrendered certificates and other documentation required by the Trustee, must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. Not less than 60 days prior to the termination of the Trust, those Unit holders with at least that minimum amount as set forth in "Summary of Essential Information" in Part One for each Trust, will be offered the option of having the proceeds from the Equity Securities distributed "In-Kind," or they will be paid in cash, as indicated above. For Growth and Treasury Trusts, all Unit holders will receive their pro rata portion of the Treasury Obligations in cash upon the termination of a Trust. A Unit holder may, of course, at any time after the Equity Securities are distributed, sell all or a portion of the shares. Unit holders not electing a distribution of shares of Equity Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after a Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of the

Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. In addition, to the extent that Equity Securities are sold prior to the Mandatory Termination Date, Unit holders will not benefit from any stock appreciation they would have received had the Equity Securities not been sold at such time. The Trustee will then distribute to each Unit holder his pro rata share of the balance of the Income and Capital Accounts.

Legal Opinions

The legality of the Units offered hereby and certain matters relating to Federal tax law have been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor. Carter, Ledyard & Milburn, acted as counsel for the Trustee and as special New York tax counsel for the Trust.

Experts

The financial statements of the various Series of the Trust appearing in Part One of this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere therein and in the Registration Statement, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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Page 23


CONTENTS:

The First Trust Special Situations Trust
FT Series:
  What is the FT Series?                                  3
  What are the Expenses and Charges?                      3
  What is the Federal Tax Status of Unit Holders?         5
  Are Investments in the Trusts Eligible for
     Retirement Plans?                                    9
Portfolio:
  What are Treasury Obligations?                          9
  What are the Equity Securities?                         9
  What are Some Additional Considerations for
    Investors?                                           12
Public Offering:
  How is the Public Offering Price Determined?           13
  How are Units Distributed?                             13
  What are the Sponsor's Profits?                        14
Rights of Unit Holders:
  How is Evidence of Ownership Issued and
     Transferred?                                        14
  How are Income and Capital Distributed?                15
  What Reports will Unit Holders Receive?                16
  How May Units be Redeemed?                             16
  How May Units be Purchased by the Sponsor?             18
  How May Securities be Removed
    from the Trusts?                                     18
Information as to Sponsor, Trustee and Evaluator:
  Who is the Sponsor?                                    19
  Who is the Trustee?                                    19
  Limitations on Liabilities of Sponsor and Trustee      20
  Who is the Evaluator?                                  20
Other Information:
  How May the Indenture be Amended or
    Terminated?                                          21
  Legal Opinions                                         22
  Experts                                                22

                              ___________

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE FUND HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

                    FIRST TRUST(registered trademark)

                             The First Trust
                        Special Situations Trust
                                FT Series

                               Prospectus
                                Part Two
                            October 29, 1999

                    First Trust (registered trademark)
                     1001 Warrenville Road, Suite 300
                           Lisle, Illinois 60532
                              1-630-241-4141

                                 Trustee:

                        The Chase Manhattan Bank
                       4 New York Plaza, 6th floor
                      New York, New York 10004-2413
                             1-800-682-7520

                          THIS PART TWO MUST BE
                 ACCOMPANIED BY PART ONE AND PART THREE.

                      PLEASE RETAIN THIS PROSPECTUS
                             FOR FUTURE REFERENCE

Page 24




               BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                             NOTE: THIS PART THREE PROSPECTUS
Part Three                                        MAY ONLY BE USED WITH
Dated November 30, 1999                           PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by international blue chip companies, the majority of which are in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide for potential capital appreciation by investing a Trust's portfolio in common stocks of foreign companies which the Sponsor believes will significantly expand an investor's choices and opportunity to participate in the long-term growth potential of foreign companies, the majority of which are in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by international blue chip companies listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Of the 100 largest companies in the world on the Initial Date of Deposit, 46% were headquartered outside the United States. Furthermore, a number of foreign economies are growing at a faster rate than the United States. The portfolios of the Trusts are diversified across many industry sectors and countries. Diversifying a portfolio helps to offset the risks normally associated with equity investments, however, an investment in foreign securities should be made with an understanding of the additional risks involved, such as foreign currency fluctuations, foreign political risk, the lack of adequate financial information in some cases and exchange control restrictions impacting foreign issuers.

In addition to providing access to expanding markets and companies, international investing can add a measure of diversification to an investor's portfolio. The portfolios for the Trusts have been chosen using database screening techniques, fundamental analysis and the judgment of the research analysts at Nike Securities L.P.

In general, the Sponsor believes the Trusts will provide the investor access to expanding markets across the globe; diversification across several developed countries; and diversification across several industries, resulting in a portfolio of well capitalized, attractively priced, global blue chip companies. Although risk cannot be entirely eliminated from an investment in foreign equity securities, it can be reduced by diversifying a Trust's portfolio across many industry sectors and countries. While the companies selected for the Trusts are chosen for their potential to provide above average returns, there is no assurance that the Trusts' objectives will be met.

An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. Since the Equity Securities in the Trusts consist of securities of foreign issuers, an investment in the Trusts involves some investment risks that are different in some respects from an investment in a trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Equity Securities, currency exchange rate fluctuations, exchange control policies, and the

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

limited liquidity and small market capitalization of such foreign countries' securities markets. In addition, for the foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of Equity Securities included in the Trusts, the Sponsor believes that adequate information will be available to allow the Portfolio Supervisor to provide portfolio surveillance.

On the basis of the best information available to the Sponsor at the Initial Date of Deposit, none of the Equity Securities are subject to exchange control restrictions under existing law which would materially interfere with payment to the Trusts of dividends due on, or proceeds from the sale of, the Equity Securities. However, there can be no assurance that exchange control regulations might not be adopted in the future which might adversely affect payment to the Trusts. In addition, the adoption of exchange control regulations and other legal restrictions could have an adverse impact on the marketability of international securities in the Trusts and on the ability of the Trusts to satisfy their obligation to redeem Units tendered to the Trustee for redemption.

For a discussion of American Depositary Receipts ("ADRs"), see "What are Equity Securities?" in Part Two of the Prospectus.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                    Percent of    Percent of
Dollar Amount of Transaction        Offering      Net Amount
at Public Offering Price*           Price         Invested
_______________________________     __________    __________
$ 50,000 but less than $100,000     0.25%         0.2506%
$100,000 but less than $250,000     0.50%         0.5025%
$250,000 but less than $500,000     1.00%         1.0101%
$500,000 or more                    2.00%         2.0408%


*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charges for Units sold.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in the Trusts by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. Unit holders of other unit investment trusts in which the Sponsor acted as sole Principal Underwriter and which at the time of their creation had an estimated life of at least five years may utilize their termination proceeds from such trusts to purchase Units of the Trusts subject only to the remaining deferred sales charge to be collected on such Units. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

               BLUE CHIP INTERNATIONAL GROWTH TRUST SERIES

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                       ENERGY GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                               NOTE: THIS PART THREE PROSPECTUS
Part Three                                          MAY ONLY BE USED WITH
Dated July 30, 1999                                 PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by energy companies, including common stock of foreign issuers in American Depositary Receipt ("ADR") form. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential for above-average capital appreciation by investing a Trust's portfolio in common stocks issued primarily by energy companies, which, on the Initial Date of Deposit, the Sponsor believed were positioned to take advantage of the world's increasing demand for energy, including common stock of foreign issuers in American Depositary Receipt ("ADR") form ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. On the Initial Date of Deposit, the Sponsor believed the companies chosen for the Trusts were those best positioned to take advantage of the world's increasing demand for energy. A Trust's portfolio is diversified across many energy sectors, including integrated oil, oilfield services and equipment, oil and gas production and natural gas. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research experts. To help reduce risk, the Trusts avoid small companies, newly-issued stocks and stocks with little or no earnings. In general, the Sponsor believes the companies selected for the Trusts have above-average growth prospects for both sales and earnings and lower-than-average levels of debt.

Worldwide demand for energy continues to increase daily, driven primarily by the rapid developments in newly-industrialized countries in Asia, Eastern Europe and Latin America. Energy prices are expected to rise by decade's end because current energy supplies are being drained by the world's demands for energy. Industry overcapacity and declining energy prices in the 1980s forced energy companies to become more competitive under difficult conditions. Energy companies have greatly improved their operating efficiencies through cost cutting, consolidation and new technologies. Cost cutting has occurred through sizable work force reductions and the use of technology to lower overhead and production costs. Consolidation and the divestiture of non-core assets has reduced industry capacity and allowed companies to focus on their core operations. New technologies are expected to lead to the discovery of additional energy reserves and lower the cost of developing these reserves. Given these measures, energy companies are positioned for significantly improved profitability when energy prices increase, as analysts expect.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Trusts invest in Equity Securities of companies involved in the energy industry. The business activities of companies held in the Trusts may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field were also considered for the Trusts.

The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Equity Securities in the Trusts may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Equity Securities during the life of the Trusts.

According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage. Oil production and refining operations are subject to extensive federal, state and local environmental laws and regulations governing air emissions and the disposal of hazardous materials. Increasingly stringent environmental laws and regulations are expected to require companies with oil production and refining operations to devote significant financial and managerial resources to pollution control. General problems of the oil and petroleum products industry include the ability of a few influential producers to significantly affect production, the concomitant volatility of crude oil prices, increasing public and governmental concern over air emissions, waste product disposal, fuel quality and the environmental effects of fossil-fuel use in general.

In addition, any future scientific advances concerning new sources of energy and fuels or legislative changes relating to the energy industry or the environment could have a negative impact on the petroleum products industry. While legislation has been enacted to deregulate certain aspects of the oil industry, no assurances can be given that new or additional regulations will not be adopted. Each of the problems referred to could adversely affect the financial stability of the issuers of any petroleum industry stocks in the Trusts.

For a discussion of American Depositary Receipts ("ADRs"), see "What are Equity Securities?" in Part Two of the Prospectus.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                          Percent of          Percent of
Dollar Amount of Transaction              Offering            Net Amount
at Public Offering Price*                 Price               Invested
_______________                           __________          __________
$ 50,000 but less than $100,000           0.25%               0.2506%
$100,000 but less than $250,000           0.50%               0.5025%
$250,000 but less than $500,000           1.00%               1.0101%
$500,000 or more                          2.00%               2.0408%

___________

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. Unit holders of other unit investment trusts in which the Sponsor acted as sole Principal Underwriter and which, at the time of their creation, had an estimated life of at least five years may utilize their termination proceeds from such trusts to purchase Units of the Trusts subject only to the remaining deferred sales charge to be collected on such Units. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?") by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge, except Energy Growth Trust, Series 5, where sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 3.2% of the Public Offering Price (or 65% of the then current maximum sales charge after January 31, 2000).

                       ENERGY GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

Page 4


                      INTERNET GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                          NOTE: THIS PART THREE PROSPECTUS
Part Three                                     MAY ONLY BE USED WITH
Dated April 30, 1999                           PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by companies that, in the Sponsor's opinion, as of the Initial Date of Deposit, are ideally positioned to take advantage of the rapid growth of the Internet. The Trusts do not include Treasury Obligations. See
"Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation by investing a Trust's portfolio in common stocks as described above ("Equity
Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities, all of which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. A portfolio of a Trust is diversified across many related sectors: access/information providers, communications equipment, computer networking, computer services, computers, Internet content, on-line brokerage, semiconductors and software. Diversifying a portfolio helps to offset the risks normally associated with equity investments, although risk cannot be entirely eliminated. This type of diversification provides a convenient, efficient way for the investor to own stocks in a number of companies without considerable time and capital commitments.

In the Sponsor's opinion, as of the Initial Date of Deposit, the growing numbers of users and web sites along with expanding capabilities make the Trusts an attractive investment opportunity. More than 58 million adults are on-line in the United States alone, and the number of on-line users is expected to dramatically increase in the future. In fact, a new computer is added to the Internet approximately every four seconds, and nearly 3,000 new websites are being added every day. Rising standards of living and more disposable income worldwide, combined with faster, more efficient and affordable technology will dramatically expand the potential number of users. In addition, improved security measures are helping to increase the number of consumer transactions over the Web. Corporations have made huge strides in the way they conduct business-to-business transactions over the Internet, making it more commercially feasible for the mass market. Business-to-business electronic commerce is anticipated to exceed $20 billion by 2000, up from an estimated $9.5 billion in 1997. Consolidation and mergers among companies involved with the Internet are increasing. Technological improvement like high-speed data and video transmission through cable connections are helping to fuel this growth. Overall, new technologies are accepted more rapidly than ever. In fact, while it took 35 years for one-quarter of U.S. households to own a telephone, the Internet reached the same level of penetration in only seven years. All of these factors lead the Sponsor to believe the companies selected for the portfolios stand to benefit from the combination of increased demand, faster and more efficient services, and more affordable equipment.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis, and the judgment of the Sponsor's research analysts. To help reduce risk, the Trusts avoid small companies, newly-issued stocks, and stocks with little or no earnings. In general, the Sponsor believed, as of the Initial Date of Deposit, the companies selected have above-average growth prospects for sales and earnings, established market shares for their services, and lower than average debt. In addition, the Sponsor believes that employing a "buy and hold" philosophy encourages investors to be disciplined and patient while looking at the future prospects of the companies, rather than focusing on short-term performance.

The Sponsor believed, as of the Initial Date of Deposit, that the enormous growth potential of the Internet offers a compelling investment opportunity. However, since the Internet is in the early stages of its development and the direction of its evolution is unpredictable, tremendous risks exist. It is important to note that companies engaged in business related to the Internet are subject to fierce competition and their products and services may be subject to rapid obsolescence. There is, however, no assurance that the objective of the Trusts will be achieved.

An investment in Units of the Trusts should be made with an understanding of the risks such an investment may entail. The Trusts concentrate their Equity Securities in the technology industry and, as a result, the value of the Units of a Trust may be susceptible to factors affecting the technology industry.

Technology companies generally include companies involved in the development, design, manufacture and sale of computers and peripherals, software, Internet access/information providers, semiconductors, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Equity Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Equity Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Equity Securities and therefore the ability of a Unit holder to redeem Units at a price equal to or greater than the original price paid for such Units.

Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Equity Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Equity Securities.

Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Equity Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the securities in a Trust.

Like many areas of technology, the semiconductor business environment is highly competitive, notoriously cyclical and subject to rapid and often unanticipated change. Recent industry downturns have resulted, in part, from weak pricing, persistent overcapacity, slowdown in Asian demand and a shift in retail personal computer sales toward the low end, or "sub- $1,000" segment. Industry growth is dependent upon several factors, including: the rate of global economic expansion; demand for products such as personal computers and networking and communications equipment; excess productive capacity and the resultant effect on pricing; and the rate of growth in the market for low-priced personal computers.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                              Percent of       Percent of
Dollar Amount of Transaction                  Offering         Net Amount
at Public Offering Price*                     Price            Invested
_______________________________               _______          __________
$ 50,000 but less than $100,000               0.25%            0.2506%
$100,000 but less than $250,000               0.50%            0.5025%
$250,000 but less than $500,000               1.00%            1.0101%
$500,000 or more                              2.00%            2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. An investor may aggregate purchases of Units of an Internet Growth Trust and an Internet Growth & Treasury Trust for purposes of qualifying for volume purchase discounts listed above. The aggregate amount of Units of each Trust purchased will be used to determine the applicable sales charge to be imposed on the purchase of Units of each Trust. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of the Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                      INTERNET GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                 INVESTMENT SERVICES GROWTH TRUST SERIES

    The First Trust (registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                          NOTE: THIS PART THREE PROSPECTUS
Part Three                                     MAY ONLY BE USED WITH
Dated March 31, 1999                           PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of brokerage and investment services companies. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide the potential for above-average capital appreciation by investing a Trust's portfolio in common stocks issued by brokerage and investment services companies ("Equity Securities") which the Sponsor believes are experiencing record-setting earnings and profits growth. There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities which are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market. Each Trust's portfolio is diversified with companies which are engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management or related investment advisory services. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research experts. In general, the Sponsor believes these companies have above-average growth prospects for both sales and earnings and established market shares for their services.

Although both U.S. and foreign markets have recently experienced substantial volatility and significant declines, an unprecedented long-running bull market, stable interest rates and low inflation are among the favorable factors influencing the brokerage and investment services industry's record-setting earnings/profits boom. Their stocks, historically, have outperformed market averages; and although past performance is no guarantee of future results, the Sponsor believes this trend should continue while the investment climate is favorable. Many brokerage/investment services firms are setting their prospects overseas. Industry giants with formidable multi-dimensional and global profit-generating capabilities are buying out brokerage firms in many countries, while others are entering into joint ventures with their foreign counterparts. Gaining a global foothold has, in many cases, bolstered earnings, profits and stock prices. Late in 1996, the Federal Reserve loosened its limitations on banks underwriting securities, which will allow banks to acquire brokerage firms. Brokerage firms should also benefit from recently enacted capital-gains tax cuts.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. The Trusts consist of companies engaged in investment banking/brokerage and investment management. Such companies include brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies. Earnings and share prices of companies in this industry are quite volatile, and often exceed the volatility levels of the market as a whole. Recently, ongoing consolidation in the industry and the strong stock market has benefited stocks which investors believe will benefit from greater investor and issuer activity. Major determinants of future earnings of these companies are the direction of the stock market, investor confidence, equity transaction volume, the level and direction of long-term and short-term interest rates, and the outlook for emerging markets. Negative trends in any of these earnings determinants could have a serious adverse effect on the financial stability, as well as the stock prices, of these companies. Furthermore, there can be no assurance that the issuers of the

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Equity Securities included in the Trusts will be able to respond in a timely manner to compete in the rapidly developing marketplace. In addition to the foregoing, profit margins of these companies continue to shrink due to the commoditization of traditional businesses, new competitors, capital expenditures on new technology and the pressures to compete globally.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                                              Percent of          Percent of
Dollar Amount of Transaction                                  Offering            Net Amount
at Public Offering Price*                                     Price               Invested
____________________________                                  __________          __________
$ 50,000 but less than $100,000                               0.25%               0.2506%
$100,000 but less than $250,000                               0.50%               0.5025%
$250,000 but less than $500,000                               1.00%               1.0101%
$500,000 or more                                              2.00%               2.0408%

___________

* The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charge for Units sold.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) for purchases by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                 INVESTMENT SERVICES GROWTH TRUST SERIES

     The First Trust(registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                       RETAIL GROWTH TRUST SERIES

                                FT Series

PROSPECTUS                            NOTE: THIS PART THREE PROSPECTUS
Part Three                                       MAY ONLY BE USED WITH
Dated November 30, 1999                          PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks issued by retail companies which are incorporated or headquartered in the United States. The Trusts do not include Treasury Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide potential capital appreciation by investing a Trust's portfolio in common stocks issued by retail companies which are incorporated or headquartered in the United States (the "Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts contain different issues of Equity Securities, all of which may be issued by retail companies which are incorporated or headquartered in the United States and are listed on a national securities exchange or The Nasdaq Stock Market or are traded in the over-the-counter market.

The Sponsor believes the companies chosen, as of the Initial Date of Deposit, are undervalued and are the best positioned for long-term earnings growth in the current retail environment.

The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of research experts at Nike Securities L.P., Sponsor of the Trusts. To help reduce risk, the Trusts generally avoid small market capitalization companies, newly-issued stocks and stocks with little or no earnings. In general, the Sponsor believes the companies chosen for the Trusts have above-average growth prospects for both sales and earnings.

The portfolios are diversified both by geographic region and by different areas of the retail sector. Although risk cannot be entirely eliminated, the risks normally associated with equity investments can be offset by diversification. This type of diversification provides a convenient, efficient way to own stocks in a number of companies without considerable time and capital commitments on your part.

In the Sponsor's opinion, the stocks selected are of undervalued companies with attractive growth prospects. While the stock market performance of retail companies has improved over the past year (nearly keeping pace with the overall equity market), retail shares have generally lagged the stock market over the past several years. This gives investors an opportunity to purchase quality companies at a lower price. As investor sentiment improves towards the retail sector, the Sponsor believes a portfolio of industry leading retailers with above-average growth prospects offers value and growth potential for the future.

The portfolios have been carefully selected to include retailers that have demonstrated the ability to consistently provide the best combination of price, selection and service. The Sponsor believes it is these innovative retailers that will be able to successfully expand their market share.

Moreover, the Sponsor believes growth in the retailing sector will come from the following:

-    Opening of new stores;

-    Increasing sales volume at existing locations;

- Raising of profit margins through efficiency gains and enhanced use of technology;

-    Expansion of retailing concepts in a global economy.

There is no assurance that the objective of the Trusts will be achieved.

ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

An investment in Units of a Trust should be made with an understanding of the characteristics of the retail industry and the risks which such investment may entail. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy and consumer spending trends. Recently, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economic and social conditions, to attract and retain capable management, and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits. In addition, competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Retailers who sell their product over the Internet have the potential to access more consumers, but will require sophisticated technology to remain competitive. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs.

Public Offering. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                     Percent of  Percent of
Dollar Amount of Transaction         Offering    Net Amount
at Public Offering Price*            Price       Invested
____________________________         __________  __________
$ 50,000 but less than $100,000      0.25%       0.2506%
$100,000 but less than $250,000      0.50%       0.5025%
$250,000 but less than $500,000      1.00%       1.0101%
$500,000 or more                     2.00%       2.0408%

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

A dealer will receive from the Sponsor a dealer concession of 65% of the total sales charge for Units sold.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units in a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. Unit holders of other unit investment trusts in which the Sponsor acted as sole Principal Underwriter and which at the time of their creation had an estimated life of at least five years may utilize their termination proceeds from such trusts to purchase Units of the Trusts subject only to the remaining deferred sales charge to be collected on such Units. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor and the broker/dealer, bank or other selling agent and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering

Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of this Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

                       RETAIL GROWTH TRUST SERIES

                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

                      SMALL-CAP GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

PROSPECTUS                           NOTE: THIS PART THREE PROSPECTUS
Part Three                                      MAY ONLY BE USED WITH
Dated July 30, 1999                             PART ONE AND PART TWO

The Trusts. The Trusts consist of common stocks of 40 small capitalization companies. The Trusts do not include Treasury
Obligations. See "Portfolio" appearing in Part One for each Trust.

The Objective of the Trusts. The objective of each Trust is to provide above-average capital appreciation potential by investing a Trust's portfolio in common stocks of 40 small capitalization companies which, on the Initial Date of Deposit, the Sponsor believed had substantial growth potential ("Equity Securities"). There is, of course, no guarantee that the objective of the Trusts will be achieved.

Portfolio. The Trusts consist of different issues of Equity Securities which are listed on a national securities exchange, The Nasdaq Stock Market or are traded in the over-the-counter market. The Sponsor believes the companies chosen for the Trusts have substantial growth potential. For purposes of the Trusts, a small-cap company is defined as one with market capitalization of between $50 million and $1 billion. Each Trust's portfolio is well-diversified across several industries and concentrates on United States-based small-cap companies included in the Russell 2000 Index. Diversifying a portfolio helps to offset the risks normally associated with equity investments, although risk cannot be entirely eliminated. This type of diversification, furthermore, provides a convenient, efficient way to own stocks in a number of companies without considerable time and capital commitments on the investor's part. The companies selected for the Trusts have been researched and evaluated using database screening techniques, fundamental analysis and the judgment of the Sponsor's research experts. In general, the Sponsor believes these companies have above-average growth prospects for both sales and earnings, established market shares for their products and services and lower-than-average levels of debt.

Historically, United States small-cap stocks have outperformed the overall stock market, large-cap stocks, bonds and inflation over the long term. Because small-cap stocks have the potential to provide higher total returns, they are ideal for the more aggressive investor who is comfortable with the above-average volatility that is inherent in United States small-cap companies. The small-cap companies selected for the Trusts are believed to have attractive valuations with prospects for above-average earnings growth. In general, although in recent months, small-cap stock have outperformed large-cap stocks, the stock market performance of small-cap stocks has lagged the returns of large-cap stocks during the past few years. These companies do not have the same level of analyst coverage as larger-cap companies which, if coverage expands, might result in higher prices for these Equity Securities.

An investment in Units of a Trust should be made with an understanding of the problems and risks such an investment may entail. While historically small-cap company stocks have outperformed the stocks of large companies, the former have customarily involved more investment risk as well. Small-cap companies may have limited product lines, markets or financial resources; may lack management depth or experience; and may be more vulnerable to adverse general market or economic developments than large companies. Some of the companies in which the Trusts may invest may distribute, sell or produce products which have recently been brought to market and may be dependent on key personnel.

   ALL PARTS OF THE PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The prices of small company securities are often more volatile than prices associated with large company issues, and can display abrupt or erratic movements at times, due to limited trading volumes and less publicly available information. Also, because small cap companies normally have fewer shares outstanding and these shares trade less frequently than large companies, it may be more difficult for the Trusts to buy and sell significant amounts of such shares without an unfavorable impact on prevailing market prices. The securities of small companies are often traded over-the-counter and may not be traded in the volumes typical on a national securities exchange.

Public Offering Price. The applicable sales charge is reduced by a discount as indicated below for aggregate volume purchases (except for sales made pursuant to a "wrap fee account" or similar arrangements as set forth below):

                                          Percent of          Percent of
Dollar Amount of Transaction              Offering            Net Amount
at Public Offering Price*                 Price               Invested
_______________                           __________          __________
$ 50,000 but less than $100,000           0.25%               0.2506%
$100,000 but less than $250,000           0.50%               0.5025%
$250,000 but less than $500,000           1.00%               1.0101%
$500,000 or more                          2.00%               2.0408%

___________

*The breakpoint sales charges are also applied on a Unit basis utilizing a breakpoint equivalent in the above table of $10 per Unit and will be applied on whichever basis is more favorable to the investor. The breakpoints will be adjusted to take into consideration purchase orders stated in dollars which cannot be completely fulfilled due to the requirement that only whole Units be issued.

Any such reduced sales charge shall be the responsibility of the selling broker/dealer, bank or other selling agent. The reduced sales charge structure will apply on all purchases of Units of a Trust by the same person on any one day from any one broker/dealer, bank or other selling agent. Additionally, Units purchased in the name of the spouse of a purchaser or in the name of a child of such purchaser under 21 years of age will be deemed, for the purposes of calculating the applicable sales charge, to be additional purchases by the purchaser. The reduced sales charges will also be applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account. The purchaser must inform the broker/dealer, bank or other selling agent of any such combined purchase prior to the sale in order to obtain the indicated discount. Unit holders of other unit investment trusts in which the Sponsor acted as sole Principal Underwriter and which at the time of their creation had an estimated life of at least five years may utilize their termination proceeds from such trusts to purchase Units of the Trusts subject only to the remaining deferred sales charge to be collected on such Units. In addition, with respect to the employees, officers and directors (including their immediate family members, defined as spouses, children, grandchildren, parents, grandparents, siblings, mothers-in-law, fathers-in-law, sons-in-law and daughters-in-law, and trustees, custodians or fiduciaries for the benefit of such persons) of the Sponsor, broker/dealers, banks or other selling agents and their subsidiaries and vendors providing services to the Sponsor, Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents.

Units may be purchased at the Public Offering Price less the concession the Sponsor typically allows to dealers and other selling agents for purchases (see "Public Offering-How are Units Distributed?" in Part Two of the Prospectus) by investors who purchase Units through registered investment advisers, certified financial planners or registered broker/dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed.

It is the intention of the Sponsor to qualify Units of the Trusts for sale in a number of states. Sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 65% of the then current maximum sales charge, except Small-Cap Growth Trust, Series 3, where sales will be made to dealers and other selling agents at prices which represent a concession or agency commission of 3.5% of the Public Offering Price (or 65% of the then current maximum sales charge after November 30, 1999).

                      SMALL-CAP GROWTH TRUST SERIES

     The First Trust (registered trademark) Special Situations Trust
                                FT Series

                          PART THREE PROSPECTUS
                Must be Accompanied by Parts One and Two

                 SPONSOR:    Nike Securities L.P.
                             1001 Warrenville Road
                             Lisle, Illinois 60532
                             (800) 621-1675

                 TRUSTEE:    The Chase Manhattan Bank
                             4 New York Plaza, 6th floor
                             New York, New York 10004-2413

            LEGAL COUNSEL    Chapman and Cutler
              TO SPONSOR:    111 West Monroe Street
                             Chicago, Illinois 60603

            LEGAL COUNSEL    Carter, Ledyard & Milburn
              TO TRUSTEE:    2 Wall Street
                             New York, New York 10005

              INDEPENDENT    Ernst & Young LLP
                AUDITORS:    Sears Tower
                             233 South Wacker Drive
                             Chicago, Illinois 60606

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL, OR A SOLICITATION OF AN OFFER TO BUY, SECURITIES IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS NOT LAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

THIS PROSPECTUS DOES NOT CONTAIN ALL THE INFORMATION SET FORTH IN THE REGISTRATION STATEMENTS AND EXHIBITS RELATING THERETO, WHICH THE TRUST HAS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION, WASHINGTON, D.C. UNDER THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, AND TO WHICH REFERENCE IS HEREBY MADE.

    PLEASE RETAIN ALL PARTS OF THIS PROSPECTUS FOR FUTURE REFERENCE.

              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The prospectus

                          The signatures

                          The Consent of Independent Auditors

                               S-1
                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 217, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on November 30, 1999.

                     FT 217
                                    (Registrant)
                     ByNIKE SECURITIES L.P.
                                    (Depositor)


                     ByRobert M. Porcellino
                      Senior Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment of Registration Statement has been signed below by the following person in the capacity and on the date indicated:

Signature                  Title                      Date

David J. Allen        Sole Director of    )
                      Nike Securities     )
                        Corporation,      )    November 30, 1999
                    the General Partner   )
                  of Nike Securities L.P. )
                                          )
                                          )  Robert M. Porcellino
                                          )    Attorney-in-Fact**


* The title of the person named herein represents his capacity in and relationship to Nike Securities L.P., Depositor.

** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of The First Trust Combined Series 258 (File No. 33-63483) and the same is hereby incorporated herein by this reference.

                               S-2
                 CONSENT OF INDEPENDENT AUDITORS


We  consent  to  the  reference to our  firm  under  the  caption
"Experts" and to the use of our report dated November 5, 1999 in this Post-Effective Amendment to the Registration Statement and related Prospectus of FT Series dated November 24, 1999.



                                        ERNST & YOUNG LLP





Chicago, Illinois
November 23, 1999